Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 37.7%
Australia - 1.0%
Ampol Ltd.	1,828	$ 38,583
ANZ Group Holdings Ltd.	23,713	499,689
APA Group	9,967	53,472
Aristocrat Leisure Ltd.	4,565	184,942
ASX Ltd.	1,501	66,341
Atlassian Corp., Class A (A)	727	115,455
BHP Group Ltd.	38,079	1,209,939
BlueScope Steel Ltd.	3,436	52,736
Brambles Ltd.	10,940	143,931
CAR Group Ltd.	2,856	73,965
Cochlear Ltd.	515	100,437
Coles Group Ltd.	10,409	129,965
Commonwealth Bank of Australia	13,355	1,250,053
Computershare Ltd.	4,219	73,708
CSL Ltd.	3,780	748,137
Dexus, REIT	8,224	43,097
Endeavour Group Ltd.	11,798	40,946
Fortescue Ltd.	12,608	180,258
Goodman Group, REIT	13,319	340,607
GPT Group, REIT	14,965	51,523
Insurance Australia Group Ltd.	18,581	94,546
Lottery Corp. Ltd.	17,593	62,274
Macquarie Group Ltd.	2,893	464,758
Medibank Pvt Ltd.	21,830	55,086
Mineral Resources Ltd. (B)	1,308	47,059
Mirvac Group, REIT	31,041	46,139
National Australia Bank Ltd.	24,773	639,687
Northern Star Resources Ltd.	8,888	98,131
Orica Ltd.	3,738	47,938
Origin Energy Ltd.	13,552	93,786
Pilbara Minerals Ltd. (A)(B)	21,993	49,720
Pro Medicus Ltd.	466	57,427
Qantas Airways Ltd. (A)	6,225	31,933
QBE Insurance Group Ltd.	11,907	136,156
Quintis Australia Pty. Ltd. (C)(D)(E)	1,725,383	1
Ramsay Health Care Ltd.	1,463	42,096
REA Group Ltd. (B)	415	57,669
Reece Ltd. (B)	1,782	35,112
Rio Tinto Ltd.	2,789	248,985
Santos Ltd.	25,394	123,244
Scentre Group, REIT	40,505	102,211
SEEK Ltd.	2,804	48,173
Seven Group Holdings Ltd.	1,595	47,284
Sonic Healthcare Ltd.	3,581	67,414
South32 Ltd.	34,284	89,358
Stockland, REIT	18,577	67,298
Suncorp Group Ltd.	10,025	125,378
Telstra Group Ltd.	31,611	84,795
Transurban Group	24,237	220,010
Treasury Wine Estates Ltd.	6,344	52,631
Vicinity Ltd., REIT	30,303	46,299
Washington H Soul Pattinson & Co. Ltd. (B)	1,822	43,773
Wesfarmers Ltd.	8,800	428,488
Westpac Banking Corp.	27,221	596,946
WiseTech Global Ltd.	1,315	124,723
	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Woodside Energy Group Ltd.	14,723	$ 256,504
Woolworths Group Ltd.	9,473	218,087
		10,448,903
Austria - 0.1%
Erste Group Bank AG	12,657	693,890
OMV AG	1,380	58,926
Verbund AG	641	53,158
voestalpine AG	967	25,167
		831,141
Belgium - 0.2%
Ageas SA	1,295	69,078
Anheuser-Busch InBev SA	7,118	470,491
D'ieteren Group	174	36,781
Elia Group SA	238	27,208
Groupe Bruxelles Lambert NV	49	3,815
Groupe Bruxelles Lambert NV (D)	614	47,775
KBC Group NV	8,772	697,384
Lotus Bakeries NV	3	40,207
Sofina SA	125	35,287
Syensqo SA (D)	590	52,285
UCB SA	1,049	189,167
Warehouses De Pauw CVA, REIT	1,441	38,401
		1,707,879
Bermuda - 0.0% (F)
Arch Capital Group Ltd. (A)	1,713	191,651
Everest Group Ltd.	198	77,582
		269,233
Canada - 1.8%
Agnico Eagle Mines Ltd.	4,127	332,461
Air Canada (A)	1,455	17,633
Alimentation Couche-Tard, Inc.	6,308	348,737
AltaGas Ltd.	2,419	59,882
ARC Resources Ltd. (B)	4,854	82,045
Bank of Montreal	6,010	542,320
Bank of Nova Scotia	10,025	546,225
Barrick Gold Corp.	14,534	289,079
BCE, Inc.	600	20,860
Brookfield Asset Management Ltd., Class A	2,902	137,198
Brookfield Corp.	11,134	591,338
BRP, Inc. (B)	295	17,557
CAE, Inc. (A)	2,625	49,280
Cameco Corp.	3,606	172,268
Canadian Apartment Properties, REIT	671	27,283
Canadian Imperial Bank of Commerce (B)	7,696	472,077
Canadian National Railway Co.	4,477	524,250
Canadian Natural Resources Ltd. (B)	17,450	579,452
Canadian Pacific Kansas City Ltd.	7,627	652,309
Canadian Tire Corp. Ltd., Class A	427	51,176
Canadian Utilities Ltd., Class A	1,093	29,021
CCL Industries, Inc., Class B	1,227	74,802
Cenovus Energy, Inc.	11,450	191,504
CGI, Inc. (A)	1,706	196,301
Constellation Software, Inc.	165	536,804
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Descartes Systems Group, Inc. (A)	706	$ 72,649
Dollarama, Inc.	2,282	233,760
Element Fleet Management Corp.	3,201	68,070
Emera, Inc.	2,343	92,320
Empire Co. Ltd., Class A	1,134	34,654
Enbridge, Inc.	17,557	713,210
Fairfax Financial Holdings Ltd.	173	218,438
First Quantum Minerals Ltd. (A)	5,803	79,121
FirstService Corp. (B)	336	61,391
Fortis, Inc.	4,046	183,834
Franco-Nevada Corp.	1,579	196,118
George Weston Ltd.	490	82,243
GFL Environmental, Inc.	1,818	72,521
Gildan Activewear, Inc.	1,255	59,073
Great-West Lifeco, Inc.	2,313	78,876
Hydro One Ltd. (G)	2,701	93,625
iA Financial Corp., Inc.	811	67,221
IGM Financial, Inc.	690	20,703
Imperial Oil Ltd. (B)	1,523	107,149
Intact Financial Corp.	1,460	280,352
Ivanhoe Mines Ltd., Class A (A)	5,145	76,541
Keyera Corp.	1,891	58,962
Kinross Gold Corp.	10,176	95,331
Loblaw Cos. Ltd.	1,277	170,034
Lululemon Athletica, Inc. (A)	519	140,831
Lundin Mining Corp.	5,296	55,488
Magna International, Inc.	2,232	91,561
Manulife Financial Corp.	14,695	434,293
MEG Energy Corp.	2,215	41,616
Metro, Inc.	1,861	117,636
National Bank of Canada (B)	2,825	266,824
Northland Power, Inc. (B)	2,098	36,191
Nutrien Ltd. (B)	4,075	195,818
Onex Corp.	544	38,103
Open Text Corp.	2,262	75,297
Pan American Silver Corp.	3,041	63,498
Parkland Corp.	1,153	29,719
Pembina Pipeline Corp.	4,752	195,884
Power Corp. of Canada (B)	4,627	145,948
Quebecor, Inc., Class B	1,256	32,792
Restaurant Brands International, Inc.	2,489	179,601
RioCan, REIT	1,207	18,188
Rogers Communications, Inc., Class B	2,951	118,655
Royal Bank of Canada	11,517	1,437,443
Saputo, Inc.	2,072	44,720
Shopify, Inc., Class A (A)	10,099	809,070
Stantec, Inc.	943	75,833
Sun Life Financial, Inc.	4,785	277,558
Suncor Energy, Inc.	10,494	387,342
TC Energy Corp. (B)	8,531	405,529
Teck Resources Ltd., Class B	3,724	194,509
TELUS Corp.	4,031	67,628
TFI International, Inc.	659	90,266
Thomson Reuters Corp.	1,311	223,620
TMX Group Ltd.	2,296	71,964
Toromont Industries Ltd.	685	66,867
	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Toronto-Dominion Bank	14,521	$ 918,212
Tourmaline Oil Corp.	2,715	126,089
Waste Connections, Inc.	1,177	210,471
West Fraser Timber Co. Ltd. (B)	463	45,110
Wheaton Precious Metals Corp.	3,745	228,723
WSP Global, Inc.	1,029	182,815
		17,899,770
Chile - 0.0% (F)
Antofagasta PLC	3,100	83,430
Denmark - 0.5%
AP Moller - Maersk AS, Class A	23	37,265
AP Moller - Maersk AS, Class B	36	60,533
Carlsberg AS, Class B	722	85,995
Coloplast AS, Class B	991	129,488
Danske Bank AS	5,363	161,373
Demant AS (A)	756	29,533
DSV AS	1,313	271,068
Genmab AS (A)	492	119,023
Novo Nordisk AS, Class B	25,362	2,979,866
Novonesis (Novozymes), Class B	2,753	198,236
Orsted AS (A)(G)	1,474	97,995
Pandora AS	644	106,026
Rockwool AS, B Shares	72	33,804
Tryg AS	2,646	62,746
Vestas Wind Systems AS (A)	7,947	175,458
Zealand Pharma AS (A)	517	62,767
		4,611,176
Finland - 0.3%
Elisa OYJ	1,116	59,157
Fortum OYJ (B)	3,491	57,493
Kesko OYJ, B Shares (B)	2,143	45,718
Kone OYJ, Class B	2,573	153,804
Metso OYJ (B)	4,699	50,215
Neste OYJ (B)	3,348	64,958
Nokia OYJ	41,757	182,394
Nordea Bank Abp OYJ	113,351	1,336,210
Orion OYJ, Class B	845	46,297
Sampo OYJ, A Shares	3,911	182,413
Stora Enso OYJ, R Shares	4,469	57,209
UPM-Kymmene OYJ	4,101	137,270
Wartsila Abp OYJ	3,889	87,014
		2,460,152
France - 1.8%
Accor SA	1,516	65,814
Aeroports de Paris SA	263	33,755
Air Liquide SA	4,506	869,046
Airbus SE	4,627	675,854
Alstom SA (A)	2,627	54,493
Amundi SA (G)	476	35,527
Arkema SA	433	41,211
AXA SA	14,226	546,806
BioMerieux	320	38,328
BNP Paribas SA	36,915	2,529,207
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
Bollore SE	5,501	$ 36,649
Bouygues SA	1,479	49,489
Bureau Veritas SA	2,487	82,443
Capgemini SE	1,189	256,700
Carrefour SA	4,264	72,668
Cie de Saint-Gobain SA	3,465	315,199
Cie Generale des Etablissements Michelin SCA	5,238	212,587
Covivio SA, REIT	432	26,232
Credit Agricole SA	37,838	578,088
Danone SA	5,051	367,375
Dassault Aviation SA	158	32,537
Dassault Systemes SE	5,084	201,639
Edenred SE	1,927	72,974
Eiffage SA	568	54,780
Engie SA	14,485	250,163
EssilorLuxottica SA	2,308	546,201
Eurazeo SE	350	28,733
Gecina SA, REIT	357	41,091
Getlink SE	2,335	41,639
Hermes International SCA	231	567,245
Ipsen SA	291	35,794
Kering SA	537	153,535
Klepierre SA, REIT	1,668	54,662
La Francaise des Jeux SAEM (G)	790	32,485
Legrand SA	2,031	233,541
L'Oreal SA	1,801	806,023
LVMH Moet Hennessy Louis Vuitton SE	1,996	1,529,741
Orange SA	14,772	169,121
Pernod Ricard SA	1,505	227,169
Publicis Groupe SA	1,773	193,809
Renault SA	1,470	63,801
Rexel SA	1,750	50,590
Safran SA	2,655	623,887
Sanofi SA	8,950	1,025,161
Sartorius Stedim Biotech	211	44,098
Schneider Electric SE	4,194	1,102,711
SEB SA	187	21,336
Societe Generale SA	25,985	646,478
Sodexo SA	715	58,618
Teleperformance SE	456	47,206
Thales SA	749	118,851
TotalEnergies SE (B)	17,504	1,139,847
Unibail-Rodamco-Westfield, REIT (A)	905	79,182
Veolia Environnement SA	5,339	175,441
Vinci SA	3,900	455,618
Vivendi SE	5,548	64,104
		17,877,282
Germany - 1.2%
adidas AG	1,206	319,371
Allianz SE	3,058	1,004,183
BASF SE	7,132	377,538
Bayer AG	7,555	255,029
Bayerische Motoren Werke AG	2,411	212,504
Bechtle AG	624	27,868
Beiersdorf AG	763	114,787
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Brenntag SE	1,006	$ 75,006
Carl Zeiss Meditec AG	296	23,443
Commerzbank AG	36,611	673,452
Continental AG	834	53,975
Covestro AG (A)(G)	1,496	93,155
CTS Eventim AG & Co. KGaA	481	49,982
Daimler Truck Holding AG	3,785	141,692
Delivery Hero SE (A)(G)	1,384	55,801
Deutsche Bank AG	14,577	251,476
Deutsche Boerse AG	1,501	352,045
Deutsche Lufthansa AG	4,567	33,451
Deutsche Post AG	7,795	347,340
Deutsche Telekom AG	27,536	808,898
E.ON SE	17,643	262,283
Evonik Industries AG	1,991	46,542
Fresenius Medical Care AG	1,603	68,145
Fresenius SE & Co. KGaA (A)	3,312	126,197
GEA Group AG	1,188	58,134
Hannover Rueck SE	471	134,272
Heidelberg Materials AG	1,052	114,293
Henkel AG & Co. KGaA	814	69,181
Infineon Technologies AG	9,826	344,103
Knorr-Bremse AG	558	49,598
LEG Immobilien SE	575	60,025
Mercedes-Benz Group AG	5,701	368,326
Merck KGaA	975	171,481
MTU Aero Engines AG	419	130,595
Muenchener Rueckversicherungs- Gesellschaft AG	1,049	577,191
Nemetschek SE	436	45,136
Puma SE	793	33,102
Rational AG	40	40,741
Rheinmetall AG	348	188,420
RWE AG	4,854	176,577
SAP SE	8,050	1,831,598
Scout24 SE (G)	586	50,391
Siemens AG	5,766	1,163,916
Siemens Energy AG (A)	5,061	186,305
Siemens Healthineers AG (G)	2,198	131,779
Symrise AG	1,053	145,463
Talanx AG	500	42,077
Vonovia SE	5,688	207,233
Zalando SE (A)(G)	1,698	55,986
		12,150,086
Hong Kong - 0.3%
AIA Group Ltd.	85,205	763,396
BOC Hong Kong Holdings Ltd.	28,712	91,966
CK Asset Holdings Ltd.	14,852	65,339
CK Hutchison Holdings Ltd.	20,587	118,376
CK Infrastructure Holdings Ltd.	4,799	32,842
CLP Holdings Ltd.	12,777	113,161
Futu Holdings Ltd., ADR (A)	438	41,895
Galaxy Entertainment Group Ltd.	16,921	84,998
Hang Seng Bank Ltd.	5,838	73,408
Henderson Land Development Co. Ltd.	11,270	35,953
HKT Trust & HKT Ltd.	29,465	37,713
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	87,450	$ 71,995
Hong Kong Exchanges & Clearing Ltd.	9,229	387,260
Hong Kong Land Holdings Ltd.	8,744	32,091
Jardine Matheson Holdings Ltd.	1,254	48,981
Link, REIT	19,626	99,091
MTR Corp. Ltd.	11,907	44,955
Power Assets Holdings Ltd.	10,708	68,596
Prudential PLC	21,521	199,854
Sino Land Co. Ltd.	30,038	32,960
SITC International Holdings Co. Ltd.	10,536	28,462
Sun Hung Kai Properties Ltd.	11,095	122,099
Swire Pacific Ltd., Class A	3,171	27,085
Techtronic Industries Co. Ltd.	10,536	160,063
WH Group Ltd. (G)	64,945	51,462
Wharf Holdings Ltd.	8,179	23,357
Wharf Real Estate Investment Co. Ltd.	12,692	44,898
		2,902,256
Ireland - 0.4%
Accenture PLC, Class A	2,857	1,009,892
AerCap Holdings NV	1,553	147,100
AIB Group PLC	56,921	325,995
Allegion PLC	399	58,150
Aptiv PLC (A)	1,241	89,364
Bank of Ireland Group PLC	36,625	408,914
DCC PLC	813	55,380
Experian PLC	7,490	393,641
Flutter Entertainment PLC (A)	810	192,197
James Hardie Industries PLC, CDI (A)	3,398	134,915
Kerry Group PLC, Class A	1,174	121,732
Kingspan Group PLC	1,143	107,321
Medtronic PLC	5,848	526,496
Smurfit WestRock PLC	2,369	117,076
TE Connectivity PLC	847	127,889
Trane Technologies PLC	1,032	401,169
		4,217,231
Israel - 0.1%
Azrieli Group Ltd.	317	22,058
Bank Hapoalim BM	9,477	94,798
Bank Leumi Le-Israel BM	11,315	110,604
Check Point Software Technologies Ltd. (A)	671	129,376
CyberArk Software Ltd. (A)	326	95,065
Elbit Systems Ltd.	199	39,545
Global-e Online Ltd. (A)	757	29,099
ICL Group Ltd.	5,772	24,587
Israel Discount Bank Ltd., Class A	9,225	51,595
Mizrahi Tefahot Bank Ltd.	1,156	45,119
Monday.com Ltd. (A)	282	78,331
Nice Ltd. (A)	473	82,320
Teva Pharmaceutical Industries Ltd., ADR (A)	8,468	152,593
Wix.com Ltd. (A)	400	66,868
		1,021,958
Italy - 0.8%
Amplifon SpA	961	27,610
Banco BPM SpA	43,275	291,823
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Davide Campari-Milano NV	4,573	$ 38,687
DiaSorin SpA	175	20,435
Enel SpA	62,950	502,772
Eni SpA (B)	18,500	281,757
Ferrari NV	969	452,706
FinecoBank Banca Fineco SpA	21,697	371,337
Generali	7,955	229,790
Infrastrutture Wireless Italiane SpA (G)	2,603	32,018
Intesa Sanpaolo SpA	542,495	2,317,382
Leonardo SpA	3,202	71,357
Mediobanca Banca di Credito Finanziario SpA	19,156	326,782
Moncler SpA	1,603	101,745
Nexi SpA (A)(G)	4,527	30,699
Poste Italiane SpA (G)	3,528	49,443
Prysmian SpA	2,070	150,235
Recordati Industria Chimica e Farmaceutica SpA	806	45,578
Snam SpA	15,656	79,661
Telecom Italia SpA (A)	77,599	21,552
Terna - Rete Elettrica Nazionale (B)	10,938	98,476
UniCredit SpA	55,344	2,425,126
		7,966,971
Jordan - 0.0% (F)
Hikma Pharmaceuticals PLC	1,389	35,488
Luxembourg - 0.0% (F)
ArcelorMittal SA	3,501	91,738
Eurofins Scientific SE (B)	1,028	65,112
Tenaris SA	3,736	58,784
		215,634
Macau - 0.0% (F)
Sands China Ltd. (A)	18,926	48,497
Netherlands - 0.9%
ABN AMRO Bank NV (G)	16,830	303,589
Adyen NV (A)(G)	170	265,422
Akzo Nobel NV	1,313	92,517
Argenx SE (A)	480	259,462
ASM International NV	360	236,192
ASML Holding NV	3,061	2,540,520
BE Semiconductor Industries NV	591	74,701
Euronext NV (G)	636	68,991
EXOR NV (B)	1,260	134,857
EXOR NV	792	84,767
Ferrovial SE	4,046	173,757
Heineken Holding NV	1,023	77,207
Heineken NV	2,266	200,884
IMCD NV	448	77,746
ING Groep NV, Series N	126,640	2,294,133
JDE Peet's NV	964	20,131
Koninklijke Ahold Delhaize NV	7,593	262,270
Koninklijke KPN NV	31,465	128,508
Koninklijke Philips NV (A)	6,295	206,154
NN Group NV	2,175	108,417
NXP Semiconductors NV	1,166	279,852
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
OCI NV	855	$ 24,346
Prosus NV	10,596	463,069
Qiagen NV (A)	1,729	77,890
Randstad NV	860	42,696
Stellantis NV	16,301	225,149
Universal Music Group NV (B)	6,554	171,446
Wolters Kluwer NV	1,998	336,502
		9,231,175
New Zealand - 0.0% (F)
Auckland International Airport Ltd.	9,860	46,792
Fisher & Paykel Healthcare Corp. Ltd.	3,883	85,724
Mercury NZ Ltd.	4,541	18,608
Meridian Energy Ltd.	8,572	32,348
Spark New Zealand Ltd.	12,107	23,305
Xero Ltd. (A)	1,144	118,193
		324,970
Norway - 0.1%
Aker BP ASA	2,714	58,174
DNB Bank ASA	7,367	151,069
Equinor ASA	7,078	178,879
Gjensidige Forsikring ASA	1,641	30,696
Kongsberg Gruppen ASA	739	72,269
Mowi ASA	3,723	66,942
Norsk Hydro ASA	11,263	73,066
Orkla ASA	5,836	54,998
Salmar ASA	538	28,218
Telenor ASA	5,139	65,741
Yara International ASA	1,359	43,025
		823,077
Poland - 0.0% (F)
InPost SA (A)	1,603	30,227
Portugal - 0.0% (F)
EDP SA	27,745	126,688
Galp Energia SGPS SA	4,289	80,208
Jeronimo Martins SGPS SA	2,538	49,836
		256,732
Republic of South Africa - 0.9%
Absa Group Ltd.	149,196	1,514,973
Capitec Bank Holdings Ltd.	15,289	2,694,112
Nedbank Group Ltd. (B)	77,138	1,334,796
Standard Bank Group Ltd.	235,406	3,302,020
		8,845,901
Russian Federation - 0.0%
Evraz PLC (A)(C)(D)(H)	6,267	0
Singapore - 0.2%
CapitaLand Ascendas, REIT	29,477	65,594
CapitaLand Integrated Commercial Trust, REIT	44,616	73,593
CapitaLand Investment Ltd.	18,521	44,960
DBS Group Holdings Ltd.	15,737	465,896
Genting Singapore Ltd.	47,195	32,130
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Grab Holdings Ltd., Class A (A)	16,089	$ 61,138
Keppel Ltd.	11,402	58,818
Oversea-Chinese Banking Corp. Ltd.	26,827	315,182
Sea Ltd., ADR (A)	2,851	268,792
Sembcorp Industries Ltd.	6,950	29,958
Singapore Airlines Ltd. (B)	11,708	61,945
Singapore Exchange Ltd.	6,775	60,199
Singapore Technologies Engineering Ltd.	12,318	44,662
Singapore Telecommunications Ltd.	58,707	147,995
United Overseas Bank Ltd.	10,011	250,577
Wilmar International Ltd.	14,946	38,957
		2,020,396
Spain - 0.8%
Acciona SA	192	27,250
ACS Actividades de Construccion y Servicios SA	1,426	65,843
Aena SME SA (G)	584	128,456
Amadeus IT Group SA	3,473	250,979
Banco Bilbao Vizcaya Argentaria SA (B)	209,157	2,260,246
Banco de Sabadell SA	41,618	88,438
Banco Santander SA	565,469	2,895,792
CaixaBank SA	141,931	847,461
Cellnex Telecom SA (A)(G)	4,099	166,223
EDP Renovaveis SA	2,749	48,073
Endesa SA	2,479	54,169
Grifols SA (A)(B)	2,211	25,165
Iberdrola SA	47,688	737,335
Industria de Diseno Textil SA	8,408	497,356
Redeia Corp. SA	3,177	61,782
Repsol SA	9,626	126,921
Telefonica SA (B)	31,326	153,291
		8,434,780
Sweden - 0.5%
AddTech AB, B Shares	1,995	59,756
Alfa Laval AB	2,213	106,250
Assa Abloy AB, Class B	7,708	259,265
Atlas Copco AB, A Shares	20,225	391,223
Atlas Copco AB, B Shares	11,805	202,022
Beijer Ref AB (B)	2,798	45,996
Boliden AB	2,038	69,132
Epiroc AB, Class A	4,963	107,266
Epiroc AB, Class B	2,939	55,650
EQT AB	2,870	98,202
Essity AB, Class B	4,821	150,433
Evolution AB (G)	1,377	135,316
Fastighets AB Balder, B Shares (A)	5,044	44,312
Getinge AB, B Shares	1,766	38,047
H&M Hennes & Mauritz AB, B Shares (B)	4,614	78,506
Hexagon AB, B Shares	15,677	168,566
Holmen AB, B Shares	587	25,397
Husqvarna AB, B Shares	2,684	18,764
Industrivarden AB, A Shares	936	34,580
Industrivarden AB, C Shares	1,231	45,248
Indutrade AB	2,087	64,855
Investment AB Latour, B Shares	1,154	35,986
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Investor AB, B Shares	13,379	$ 411,744
L E Lundbergforetagen AB, B Shares	583	33,352
Lifco AB, B Shares	1,803	59,331
Nibe Industrier AB, B Shares (B)	11,590	63,520
Saab AB, Class B (B)	2,526	53,699
Sagax AB, Class B	1,665	47,413
Sandvik AB	8,062	180,120
Securitas AB, B Shares	3,815	48,421
Skandinaviska Enskilda Banken AB, Class A	12,223	186,850
Skanska AB, B Shares	2,628	54,807
SKF AB, B Shares	2,603	51,774
Svenska Cellulosa AB SCA, Class B	4,661	67,901
Svenska Handelsbanken AB, A Shares	11,300	115,995
Swedbank AB, A Shares	6,549	138,836
Swedish Orphan Biovitrum AB (A)	1,510	48,619
Tele2 AB, B Shares	4,249	48,072
Telefonaktiebolaget LM Ericsson, B Shares (B)	21,549	162,787
Telia Co. AB	18,462	59,699
Trelleborg AB, B Shares	1,634	62,780
Volvo AB, A Shares	1,541	41,090
Volvo AB, B Shares	12,184	321,760
Volvo Car AB, B Shares (A)(B)	5,598	15,390
		4,508,732
Switzerland - 1.5%
ABB Ltd.	12,191	705,662
Adecco Group AG	1,277	43,424
Alcon, Inc.	3,873	385,859
Avolta AG	696	29,440
Bachem Holding AG (B)	258	21,705
Baloise Holding AG	339	69,094
Banque Cantonale Vaudoise	232	23,944
Barry Callebaut AG	28	51,808
BKW AG	165	29,906
Chocoladefabriken Lindt & Spruengli AG	9	230,496
Chubb Ltd.	1,759	507,278
Cie Financiere Richemont SA, Class A	3,906	617,502
Clariant AG	1,639	24,788
Coca-Cola HBC AG	1,825	65,000
DSM-Firmenich AG	1,489	204,947
EMS-Chemie Holding AG	54	45,300
Galderma Group AG (A)	465	43,184
Garmin Ltd.	701	123,397
Geberit AG	262	170,694
Givaudan SA	73	400,213
Glencore PLC (A)	82,480	471,632
Helvetia Holding AG	283	48,819
Holcim AG	4,024	392,534
Julius Baer Group Ltd.	1,580	95,022
Kuehne & Nagel International AG	376	102,535
Logitech International SA	1,184	105,705
Lonza Group AG	556	351,199
Nestle SA	20,443	2,052,150
Novartis AG	15,695	1,801,582
Partners Group Holding AG	174	261,098
Roche Holding AG	5,738	1,840,118
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sandoz Group AG	3,165	$ 131,895
Schindler Holding AG	494	143,149
SGS SA	1,201	133,872
SIG Group AG	2,370	52,813
Sika AG	1,179	390,191
Sonova Holding AG	390	139,992
STMicroelectronics NV (B)	5,125	152,035
Straumann Holding AG	844	137,866
Swatch Group AG	565	58,807
Swiss Life Holding AG	224	186,854
Swiss Prime Site AG	602	67,466
Swiss Re AG	2,364	325,963
Swisscom AG	203	132,519
Temenos AG	465	32,526
UBS Group AG	25,043	771,100
VAT Group AG (G)	197	100,275
Zurich Insurance Group AG	1,146	690,295
		14,963,653
United Kingdom - 2.1%
3i Group PLC	7,963	351,855
Admiral Group PLC	2,165	80,583
Amcor PLC	6,592	74,687
Anglo American PLC	9,991	324,453
Ashtead Group PLC	3,578	276,780
Associated British Foods PLC	2,786	86,898
AstraZeneca PLC	12,876	1,994,824
Auto Trader Group PLC (G)	7,455	86,493
Aviva PLC	22,430	145,021
BAE Systems PLC	25,679	424,853
Barclays PLC	121,127	363,638
Barratt Developments PLC	11,605	74,272
Berkeley Group Holdings PLC	841	53,071
BP PLC	145,112	759,927
British American Tobacco PLC	17,327	631,024
BT Group PLC	54,150	107,073
Bunzl PLC	2,828	133,617
Centrica PLC	44,059	68,712
CNH Industrial NV	4,015	44,566
Coca-Cola Europacific Partners PLC	1,653	130,174
Compass Group PLC	14,308	457,950
Croda International PLC	1,080	60,890
Diageo PLC	17,718	616,601
Endeavour Mining PLC	1,515	35,871
Entain PLC	5,176	52,814
G4S Ltd. (A)(C)(D)	27,853	91,233
GSK PLC	34,802	705,605
Haleon PLC	61,104	320,972
Halma PLC	3,096	107,950
Hargreaves Lansdown PLC	2,970	44,254
HSBC Holdings PLC	151,926	1,359,262
Imperial Brands PLC	6,842	198,773
Informa PLC	11,051	121,182
InterContinental Hotels Group PLC	1,335	145,214
Intertek Group PLC	1,327	91,545
J Sainsbury PLC	13,859	54,734
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
JD Sports Fashion PLC	21,208	$ 43,679
Kingfisher PLC	15,215	65,500
Land Securities Group PLC, REIT	5,820	50,655
Legal & General Group PLC	49,500	149,763
Lloyds Banking Group PLC	515,620	405,343
London Stock Exchange Group PLC	4,029	550,508
M&G PLC	18,766	52,035
Melrose Industries PLC	10,874	66,250
Mondi PLC	3,637	69,096
National Grid PLC	40,133	552,655
NatWest Group PLC	54,308	249,696
Next PLC	1,004	131,304
NMC Health PLC (A)(C)(D)(H)	77,617	0
Pearson PLC	5,036	68,238
Pentair PLC	757	74,027
Persimmon PLC	2,642	58,052
Phoenix Group Holdings PLC	5,817	43,513
Reckitt Benckiser Group PLC	5,770	353,079
RELX PLC	15,606	732,133
Rentokil Initial PLC	20,856	101,607
Rio Tinto PLC	9,061	641,926
Rolls-Royce Holdings PLC (A)	71,373	503,066
Sage Group PLC	8,211	112,467
Schroders PLC	6,661	31,098
Segro PLC, REIT	10,620	124,094
Severn Trent PLC	2,256	79,687
Shell PLC	55,188	1,789,253
Smith & Nephew PLC	7,296	112,956
Smiths Group PLC	2,893	64,863
Spirax Group PLC	590	59,278
SSE PLC	9,146	230,248
Standard Chartered PLC	17,247	182,853
Taylor Wimpey PLC	29,172	64,079
Tesco PLC	58,758	281,782
Unilever PLC	21,090	1,364,418
United Utilities Group PLC	5,674	79,310
Vodafone Group PLC	190,194	190,812
Whitbread PLC	1,491	62,473
Willis Towers Watson PLC	466	137,251
Wise PLC, Class A (A)	5,396	48,443
WPP PLC	8,920	91,016
		20,745,877
United States - 22.2%
3M Co.	2,519	344,347
A.O. Smith Corp.	551	49,496
Abbott Laboratories	7,934	904,555
AbbVie, Inc.	8,054	1,590,504
ABIOMED, Inc. (A)(C)(D)	56	57
Adobe, Inc. (A)	2,022	1,046,951
Advanced Micro Devices, Inc. (A)	7,372	1,209,598
AECOM	621	64,131
AES Corp.	3,241	65,014
Aflac, Inc.	2,462	275,252
Agilent Technologies, Inc.	1,331	197,627
Air Products & Chemicals, Inc.	1,014	301,908
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Airbnb, Inc., Class A (A)	2,014	$ 255,395
Akamai Technologies, Inc. (A)	695	70,160
Albemarle Corp.	536	50,765
Albertsons Cos., Inc., Class A	1,717	31,730
Alexandria Real Estate Equities, Inc., REIT	718	85,263
Align Technology, Inc. (A)	326	82,908
Alliant Energy Corp.	1,169	70,947
Allstate Corp.	1,204	228,339
Ally Financial, Inc.	1,248	44,416
Alnylam Pharmaceuticals, Inc. (A)	577	158,692
Alphabet, Inc., Class A	26,791	4,443,287
Alphabet, Inc., Class C	23,057	3,854,900
Altria Group, Inc.	7,834	399,847
Amazon.com, Inc. (A)	42,718	7,959,645
Amentum Holdings, Inc. (A)	345	11,126
Ameren Corp.	1,216	106,351
American Electric Power Co., Inc.	2,404	246,650
American Express Co.	2,626	712,171
American Financial Group, Inc.	325	43,745
American Homes 4 Rent, REIT, Class A	1,501	57,623
American International Group, Inc.	3,027	221,667
American Tower Corp., REIT	2,130	495,353
American Water Works Co., Inc.	889	130,007
Ameriprise Financial, Inc.	453	212,824
AMETEK, Inc.	1,056	181,326
Amgen, Inc.	2,447	788,448
Amphenol Corp., Class A	5,479	357,012
Analog Devices, Inc.	2,263	520,875
Annaly Capital Management, Inc., REIT	2,283	45,820
ANSYS, Inc. (A)	398	126,815
Aon PLC, Class A	893	308,969
APA Corp.	1,693	41,411
Apollo Global Management, Inc.	1,817	226,961
Apple, Inc.	66,442	15,480,986
Applied Materials, Inc.	3,776	762,941
AppLovin Corp., Class A (A)	932	121,673
Archer-Daniels-Midland Co.	2,255	134,714
Ares Management Corp., Class A	848	132,152
Arista Networks, Inc. (A)	1,215	466,341
Arthur J Gallagher & Co.	997	280,526
Aspen Technology, Inc. (A)	130	31,047
Assurant, Inc.	237	47,130
AT&T, Inc.	32,703	719,466
Atmos Energy Corp.	688	95,432
Autodesk, Inc. (A)	983	270,797
Automatic Data Processing, Inc.	1,867	516,655
AutoZone, Inc. (A)	78	245,703
AvalonBay Communities, Inc., REIT	649	146,187
Avantor, Inc. (A)	3,098	80,145
Avery Dennison Corp.	367	81,019
Axon Enterprise, Inc. (A)	327	130,669
Baker Hughes Co.	4,552	164,555
Ball Corp.	1,416	96,161
Bank of America Corp.	32,102	1,273,807
Bank of New York Mellon Corp.	3,366	241,881
Bath & Body Works, Inc.	967	30,867
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Baxter International, Inc.	2,324	$ 88,242
Becton Dickinson & Co.	1,318	317,770
Bentley Systems, Inc., Class B	724	36,786
Berkshire Hathaway, Inc., Class B (A)	6,041	2,780,431
Best Buy Co., Inc.	935	96,586
Biogen, Inc. (A)	664	128,710
BioMarin Pharmaceutical, Inc. (A)	866	60,871
Bio-Rad Laboratories, Inc., Class A (A)	91	30,447
Bio-Techne Corp.	719	57,470
BlackRock, Inc.	678	643,768
Blackstone, Inc.	3,260	499,204
Block, Inc. (A)	2,538	170,376
Boeing Co. (A)	2,667	405,491
Booking Holdings, Inc.	155	652,879
Booz Allen Hamilton Holding Corp.	590	96,028
Boston Scientific Corp. (A)	6,705	561,879
Bristol-Myers Squibb Co.	9,246	478,388
Broadcom, Inc.	20,169	3,479,152
Broadridge Financial Solutions, Inc., ADR	539	115,901
Brookfield Renewable Corp., Class A	1,103	36,015
Brown & Brown, Inc.	1,106	114,582
Brown-Forman Corp., Class B	831	40,885
Builders FirstSource, Inc. (A)	557	107,980
Bunge Global SA	646	62,429
Burlington Stores, Inc. (A)	291	76,673
BXP, Inc., REIT	681	54,793
Cadence Design Systems, Inc. (A)	1,241	336,348
Camden Property Trust, REIT	486	60,036
Campbell Soup Co.	885	43,294
Capital One Financial Corp.	1,742	260,830
Cardinal Health, Inc.	1,111	122,788
Carlisle Cos., Inc.	217	97,596
Carlyle Group, Inc.	1,067	45,945
CarMax, Inc. (A)	712	55,095
Carnival Corp. (A)	4,607	85,137
Carrier Global Corp.	3,699	297,733
Catalent, Inc. (A)	825	49,970
Caterpillar, Inc.	2,231	872,589
Cboe Global Markets, Inc.	480	98,338
CBRE Group, Inc., Class A (A)	1,399	174,148
CDW Corp.	613	138,722
Celanese Corp.	498	67,708
Celsius Holdings, Inc. (A)	691	21,670
Cencora, Inc.	819	184,341
Centene Corp. (A)	2,434	183,232
CenterPoint Energy, Inc.	2,918	85,848
CF Industries Holdings, Inc.	834	71,557
CH Robinson Worldwide, Inc.	534	58,938
Charles River Laboratories International, Inc. (A)	235	46,288
Charles Schwab Corp.	6,890	446,541
Charter Communications, Inc., Class A (A)	427	138,382
Cheniere Energy, Inc.	1,044	187,753
Chesapeake Energy Corp.	508	41,783
Chevron Corp.	7,985	1,175,951
Chipotle Mexican Grill, Inc. (A)	6,264	360,932
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Chord Energy Corp.	284	$ 36,985
Church & Dwight Co., Inc.	1,115	116,763
Cigna Group	1,296	448,986
Cincinnati Financial Corp.	714	97,190
Cintas Corp.	1,666	342,996
Cisco Systems, Inc.	18,375	977,917
Citigroup, Inc.	8,700	544,620
Citizens Financial Group, Inc.	2,075	85,220
Clorox Co.	566	92,207
Cloudflare, Inc., Class A (A)	1,373	111,062
CME Group, Inc.	1,642	362,307
CMS Energy Corp.	1,362	96,198
Coca-Cola Co.	18,666	1,341,339
Cognizant Technology Solutions Corp., Class A	2,268	175,044
Coinbase Global, Inc., Class A (A)	866	154,295
Colgate-Palmolive Co.	3,555	369,045
Comcast Corp., Class A	17,853	745,720
Conagra Brands, Inc.	2,181	70,926
ConocoPhillips	5,310	559,037
Consolidated Edison, Inc.	1,577	164,213
Constellation Brands, Inc., Class A	748	192,752
Constellation Energy Corp.	1,438	373,909
Cooper Cos., Inc. (A)	908	100,189
Copart, Inc. (A)	3,950	206,980
Corebridge Financial, Inc.	1,249	36,421
Corning, Inc.	3,712	167,597
Corpay, Inc. (A)	304	95,079
Corteva, Inc.	3,179	186,893
CoStar Group, Inc. (A)	1,863	140,545
Costco Wholesale Corp.	2,022	1,792,543
Coterra Energy, Inc.	3,394	81,286
CRH PLC	3,134	290,647
Crowdstrike Holdings, Inc., Class A (A)	1,053	295,335
Crown Castle, Inc., REIT	1,982	235,125
Crown Holdings, Inc.	551	52,830
CSX Corp.	8,916	307,869
Cummins, Inc.	624	202,045
CVS Health Corp.	5,726	360,051
D.R. Horton, Inc.	1,352	257,921
Danaher Corp.	3,040	845,181
Darden Restaurants, Inc.	544	89,287
Datadog, Inc., Class A (A)	1,266	145,666
DaVita, Inc. (A)	240	39,343
Dayforce, Inc. (A)	720	44,100
Deckers Outdoor Corp. (A)	695	110,818
Deere & Co.	1,194	498,292
Dell Technologies, Inc., Class C	1,284	152,205
Delta Air Lines, Inc.	736	37,381
Devon Energy Corp.	2,862	111,961
Dexcom, Inc. (A)	1,814	121,611
Diamondback Energy, Inc.	868	149,643
Dick's Sporting Goods, Inc.	264	55,097
Digital Realty Trust, Inc., REIT	1,480	239,508
Discover Financial Services	1,143	160,351
DocuSign, Inc. (A)	934	57,992
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dollar General Corp.	1,003	$ 84,824
Dollar Tree, Inc. (A)	931	65,468
Dominion Energy, Inc.	3,823	220,931
Domino's Pizza, Inc.	159	68,392
DoorDash, Inc., Class A (A)	1,393	198,823
Dover Corp.	627	120,221
Dow, Inc.	3,207	175,198
DraftKings, Inc., Class A (A)	1,989	77,969
DTE Energy Co.	944	121,219
Duke Energy Corp.	3,520	405,856
DuPont de Nemours, Inc.	1,907	169,933
Dynatrace, Inc. (A)	1,292	69,083
Eastman Chemical Co.	536	60,005
Eaton Corp. PLC	1,823	604,215
eBay, Inc.	2,290	149,102
Ecolab, Inc.	1,172	299,247
Edison International	1,755	152,843
Edwards Lifesciences Corp. (A)	2,748	181,341
Electronic Arts, Inc.	1,151	165,099
Elevance Health, Inc.	1,060	551,200
Eli Lilly & Co.	3,685	3,264,689
EMCOR Group, Inc.	214	92,133
Emerson Electric Co.	2,609	285,346
Enphase Energy, Inc. (A)	621	70,185
Entegris, Inc.	688	77,421
Entergy Corp.	974	128,188
EOG Resources, Inc.	2,621	322,200
EPAM Systems, Inc. (A)	264	52,544
EQT Corp.	2,577	94,421
Equifax, Inc.	564	165,737
Equinix, Inc., REIT	433	384,344
Equitable Holdings, Inc.	1,483	62,330
Equity LifeStyle Properties, Inc., REIT	808	57,643
Equity Residential, REIT	1,556	115,860
Erie Indemnity Co., Class A	116	62,619
Essential Utilities, Inc.	1,185	45,705
Essex Property Trust, Inc., REIT	293	86,558
Estee Lauder Cos., Inc., Class A	1,063	105,970
Evergy, Inc.	1,049	65,048
Eversource Energy	1,607	109,356
Exact Sciences Corp. (A)	842	57,357
Exelon Corp.	4,561	184,949
Expedia Group, Inc. (A)	579	85,704
Expeditors International of Washington, Inc.	644	84,622
Extra Space Storage, Inc., REIT	966	174,064
Exxon Mobil Corp.	20,460	2,398,321
F5, Inc. (A)	267	58,793
FactSet Research Systems, Inc.	174	80,014
Fair Isaac Corp. (A)	113	219,618
Fastenal Co.	2,611	186,478
FedEx Corp.	1,059	289,827
Ferguson Enterprises, Inc.	921	182,883
Fidelity National Financial, Inc.	1,184	73,479
Fidelity National Information Services, Inc.	2,537	212,474
Fifth Third Bancorp	3,120	133,661
First Citizens BancShares, Inc., Class A	46	84,684
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
First Solar, Inc. (A)	464	$ 115,740
FirstEnergy Corp.	2,494	110,609
Fiserv, Inc. (A)	2,669	479,486
Ford Motor Co.	17,886	188,876
Fortinet, Inc. (A)	2,962	229,703
Fortive Corp.	1,606	126,762
Fortune Brands Innovations, Inc.	570	51,032
Fox Corp., Class A	1,054	44,616
Fox Corp., Class B	645	25,026
Franklin Resources, Inc.	1,320	26,598
Freeport-McMoRan, Inc.	6,552	327,076
Gaming & Leisure Properties, Inc., REIT	1,238	63,695
Gartner, Inc. (A)	354	179,393
GE HealthCare Technologies, Inc.	1,978	185,635
GE Vernova, Inc. (A)	1,250	318,725
Gen Digital, Inc.	2,570	70,495
General Dynamics Corp.	1,064	321,541
General Electric Co.	4,993	941,580
General Mills, Inc.	2,546	188,022
General Motors Co.	5,201	233,213
Genuine Parts Co.	635	88,697
Gilead Sciences, Inc.	5,682	476,379
Global Payments, Inc.	1,164	119,217
GoDaddy, Inc., Class A (A)	643	100,810
Goldman Sachs Group, Inc.	1,471	728,307
Graco, Inc.	771	67,470
Halliburton Co.	4,038	117,304
Hartford Financial Services Group, Inc.	1,350	158,774
HCA Healthcare, Inc.	896	364,161
Healthpeak Properties, Inc., REIT	3,210	73,413
HEICO Corp.	200	52,296
HEICO Corp., Class A	343	69,890
Henry Schein, Inc. (A)	584	42,574
Hershey Co.	673	129,068
Hess Corp.	1,265	171,787
Hewlett Packard Enterprise Co.	5,928	121,287
HF Sinclair Corp.	740	32,982
Hilton Worldwide Holdings, Inc.	1,140	262,770
Hologic, Inc. (A)	1,064	86,673
Home Depot, Inc.	4,523	1,832,720
Honeywell International, Inc.	2,970	613,929
Hormel Foods Corp.	1,375	43,588
Host Hotels & Resorts, Inc., REIT	3,216	56,602
Howmet Aerospace, Inc.	1,769	177,342
HP, Inc.	4,463	160,088
Hubbell, Inc.	245	104,946
HubSpot, Inc. (A)	221	117,484
Humana, Inc.	550	174,207
Huntington Bancshares, Inc.	6,610	97,167
Huntington Ingalls Industries, Inc.	180	47,588
Hyatt Hotels Corp., Class A	206	31,353
IDEX Corp.	345	74,003
IDEXX Laboratories, Inc. (A)	377	190,468
Illinois Tool Works, Inc.	1,361	356,677
Illumina, Inc. (A)	727	94,808
Incyte Corp. (A)	743	49,112
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ingersoll Rand, Inc.	1,840	$ 180,614
Insulet Corp. (A)	319	74,247
Intel Corp.	19,416	455,499
Intercontinental Exchange, Inc.	2,616	420,234
International Business Machines Corp.	4,190	926,325
International Flavors & Fragrances, Inc.	1,165	122,243
International Paper Co.	1,505	73,519
Interpublic Group of Cos., Inc.	1,721	54,435
Intuit, Inc.	1,275	791,775
Intuitive Surgical, Inc. (A)	1,618	794,875
Invitation Homes, Inc., REIT	2,794	98,516
IQVIA Holdings, Inc. (A)	831	196,922
Iron Mountain, Inc., REIT	1,337	158,876
J.M. Smucker Co.	485	58,734
Jabil, Inc.	517	61,952
Jack Henry & Associates, Inc.	332	58,611
Jacobs Solutions, Inc.	571	74,744
JB Hunt Transport Services, Inc.	377	64,968
Johnson & Johnson	10,977	1,778,933
Johnson Controls International PLC	3,073	238,496
JPMorgan Chase & Co.	13,098	2,761,844
Juniper Networks, Inc.	1,482	57,768
Kellanova	1,247	100,645
Kenvue, Inc.	8,733	201,994
Keurig Dr. Pepper, Inc.	4,946	185,376
KeyCorp	4,300	72,025
Keysight Technologies, Inc. (A)	796	126,508
Kimberly-Clark Corp.	1,536	218,542
Kimco Realty Corp., REIT	3,075	71,402
Kinder Morgan, Inc.	9,110	201,240
KKR & Co., Inc.	2,833	369,933
KLA Corp.	614	475,488
Knight-Swift Transportation Holdings, Inc.	737	39,761
Kraft Heinz Co.	4,154	145,847
Kroger Co.	3,127	179,177
L3 Harris Technologies, Inc.	865	205,758
Labcorp Holdings, Inc.	384	85,816
Lam Research Corp.	596	486,384
Lamb Weston Holdings, Inc.	659	42,664
Las Vegas Sands Corp.	1,699	85,528
Leidos Holdings, Inc.	586	95,518
Lennar Corp., Class A	1,102	206,603
Lennox International, Inc.	146	88,226
Liberty Media Corp. - Liberty Formula One, Class C (A)	948	73,404
Linde PLC	2,193	1,045,754
Live Nation Entertainment, Inc. (A)	734	80,366
LKQ Corp.	1,217	48,583
Lockheed Martin Corp.	985	575,792
Loews Corp.	858	67,825
Lowe's Cos., Inc.	2,599	703,939
LPL Financial Holdings, Inc.	341	79,327
LyondellBasell Industries NV, Class A	1,188	113,929
M&T Bank Corp.	761	135,549
Manhattan Associates, Inc. (A)	281	79,068
Marathon Oil Corp.	2,573	68,519
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Petroleum Corp.	1,607	$ 261,796
Markel Group, Inc. (A)	59	92,546
MarketAxess Holdings, Inc.	173	44,323
Marriott International, Inc., Class A	1,107	275,200
Marsh & McLennan Cos., Inc.	2,251	502,176
Martin Marietta Materials, Inc.	281	151,248
Marvell Technology, Inc.	3,948	284,730
Masco Corp.	1,005	84,360
Mastercard, Inc., Class A	3,787	1,870,021
Match Group, Inc. (A)	1,151	43,554
McCormick & Co., Inc.	1,149	94,563
McDonald's Corp.	3,287	1,000,924
McKesson Corp.	592	292,697
Merck & Co., Inc.	11,552	1,311,845
Meta Platforms, Inc., Class A	9,995	5,721,538
MetLife, Inc.	2,757	227,397
Mettler-Toledo International, Inc. (A)	97	145,471
MGM Resorts International (A)	1,073	41,944
Microchip Technology, Inc.	2,447	196,470
Micron Technology, Inc.	5,057	524,461
Microsoft Corp.	32,204	13,857,381
MicroStrategy, Inc., Class A (A)(B)	719	121,223
Mid-America Apartment Communities, Inc., REIT	533	84,694
Moderna, Inc. (A)	1,486	99,309
Molina Healthcare, Inc. (A)	267	91,998
Molson Coors Beverage Co., Class B	848	48,777
Mondelez International, Inc., Class A	6,118	450,713
MongoDB, Inc. (A)	335	90,567
Monolithic Power Systems, Inc.	222	205,239
Monster Beverage Corp. (A)	3,371	175,865
Moody's Corp.	750	355,943
Mosaic Co.	1,466	39,259
Motorola Solutions, Inc.	761	342,168
MSCI, Inc.	361	210,438
Nasdaq, Inc.	1,972	143,976
NetApp, Inc.	939	115,976
Netflix, Inc. (A)	1,965	1,393,716
Neurocrine Biosciences, Inc. (A)	459	52,886
Newmont Corp.	5,259	281,094
News Corp., Class A	1,728	46,017
NextEra Energy, Inc.	9,371	792,131
NIKE, Inc., Class B	5,525	488,410
NiSource, Inc.	2,045	70,859
Nordson Corp.	248	65,132
Norfolk Southern Corp.	1,030	255,955
Northern Trust Corp.	933	83,998
Northrop Grumman Corp.	641	338,493
NRG Energy, Inc.	951	86,636
Nucor Corp.	1,094	164,472
NVIDIA Corp.	112,201	13,625,689
NVR, Inc. (A)	14	137,365
Occidental Petroleum Corp.	3,033	156,321
Okta, Inc. (A)	734	54,566
Old Dominion Freight Line, Inc.	892	177,187
Omnicom Group, Inc.	893	92,327
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
ON Semiconductor Corp. (A)	1,962	$ 142,461
ONEOK, Inc.	2,662	242,588
Oracle Corp.	7,550	1,286,520
O'Reilly Automotive, Inc. (A)	269	309,780
Otis Worldwide Corp.	1,844	191,665
Ovintiv, Inc.	1,218	46,662
Owens Corning	395	69,725
PACCAR, Inc.	2,391	235,944
Packaging Corp. of America	410	88,314
Palantir Technologies, Inc., Class A (A)	9,236	343,579
Palo Alto Networks, Inc. (A)	1,477	504,839
Paramount Global, Class B	2,712	28,801
Parker-Hannifin Corp.	586	370,247
Paychex, Inc.	1,478	198,333
Paycom Software, Inc.	232	38,644
PayPal Holdings, Inc. (A)	4,532	353,632
PepsiCo, Inc.	6,265	1,065,363
Pfizer, Inc.	25,845	747,954
PG&E Corp.	9,260	183,070
Philip Morris International, Inc.	7,090	860,726
Phillips 66	1,934	254,224
Pinterest, Inc., Class A (A)	2,734	88,500
PNC Financial Services Group, Inc.	1,815	335,503
Pool Corp.	175	65,940
PPG Industries, Inc.	1,070	141,732
PPL Corp.	3,365	111,314
Principal Financial Group, Inc.	1,069	91,827
Procter & Gamble Co.	10,765	1,864,498
Progressive Corp.	2,671	677,793
Prologis, Inc., REIT	4,223	533,280
Prudential Financial, Inc.	1,637	198,241
PTC, Inc. (A)	546	98,640
Public Service Enterprise Group, Inc.	2,272	202,685
Public Storage, REIT	721	262,350
PulteGroup, Inc.	959	137,645
Pure Storage, Inc., Class A (A)	1,409	70,788
Qorvo, Inc. (A)	433	44,729
QUALCOMM, Inc.	5,090	865,555
Quanta Services, Inc.	668	199,164
Quest Diagnostics, Inc.	507	78,712
Raymond James Financial, Inc.	898	109,969
RB Global, Inc.	1,507	121,289
Realty Income Corp., REIT	3,972	251,904
Regency Centers Corp., REIT	801	57,856
Regeneron Pharmaceuticals, Inc. (A)	494	519,313
Regions Financial Corp.	4,177	97,449
Reliance, Inc.	262	75,773
Republic Services, Inc.	1,005	201,844
ResMed, Inc.	670	163,560
Revvity, Inc.	563	71,923
Rivian Automotive, Inc., Class A (A)(B)	3,378	37,901
Robinhood Markets, Inc., Class A (A)	2,410	56,442
ROBLOX Corp., Class A (A)	2,158	95,513
Rockwell Automation, Inc.	520	139,599
Roku, Inc. (A)	579	43,228
Rollins, Inc.	1,325	67,019
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Roper Technologies, Inc.	488	$ 271,543
Ross Stores, Inc.	1,521	228,926
Royal Caribbean Cruises Ltd.	1,115	197,756
Royalty Pharma PLC, Class A	1,753	49,592
RPM International, Inc.	587	71,027
RTX Corp.	6,064	734,714
S&P Global, Inc.	1,460	754,265
Salesforce, Inc.	4,420	1,209,798
Samsara, Inc., Class A (A)	946	45,522
SBA Communications Corp., REIT	490	117,943
Schlumberger NV	6,519	273,472
Seagate Technology Holdings PLC	910	99,672
SEI Investments Co.	509	35,218
Sempra	2,886	241,356
ServiceNow, Inc. (A)	935	836,255
Sherwin-Williams Co.	1,099	419,455
Simon Property Group, Inc., REIT	1,487	251,333
Skyworks Solutions, Inc.	732	72,300
Snap, Inc., Class A (A)	4,744	50,761
Snap-on, Inc.	240	69,530
Snowflake, Inc., Class A (A)	1,374	157,818
Solventum Corp. (A)	670	46,712
Southern Co.	4,987	449,728
Southwest Airlines Co.	682	20,208
SS&C Technologies Holdings, Inc.	1,015	75,323
Stanley Black & Decker, Inc.	702	77,311
Starbucks Corp.	5,166	503,633
State Street Corp.	1,365	120,762
Steel Dynamics, Inc.	681	85,860
STERIS PLC	451	109,386
Stryker Corp.	1,564	565,011
Sun Communities, Inc., REIT	568	76,765
Super Micro Computer, Inc. (A)	240	99,936
Synchrony Financial	1,802	89,884
Synopsys, Inc. (A)	699	353,967
Sysco Corp.	2,271	177,274
T. Rowe Price Group, Inc.	1,018	110,891
Take-Two Interactive Software, Inc. (A)	758	116,512
Targa Resources Corp.	961	142,238
Target Corp.	2,110	328,865
Teledyne Technologies, Inc. (A)	216	94,535
Teleflex, Inc.	215	53,174
Teradyne, Inc.	712	95,358
Tesla, Inc. (A)	13,091	3,424,998
Texas Instruments, Inc.	4,153	857,885
Texas Pacific Land Corp.	89	78,742
Textron, Inc.	870	77,065
Thermo Fisher Scientific, Inc.	1,741	1,076,930
TJX Cos., Inc.	5,155	605,919
T-Mobile U.S., Inc.	2,412	497,740
Toast, Inc., Class A (A)	1,653	46,796
Toro Co.	474	41,110
Tractor Supply Co.	492	143,138
Trade Desk, Inc., Class A (A)	2,031	222,699
Tradeweb Markets, Inc., Class A	530	65,545
TransDigm Group, Inc.	255	363,918
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
TransUnion	886	$ 92,764
Travelers Cos., Inc.	1,044	244,421
Trimble, Inc. (A)	1,114	69,168
Truist Financial Corp.	6,103	261,025
Twilio, Inc., Class A (A)	742	48,393
Tyler Technologies, Inc. (A)	194	113,242
Tyson Foods, Inc., Class A	1,305	77,726
U.S. Bancorp	7,117	325,460
Uber Technologies, Inc. (A)	8,577	644,647
UDR, Inc., REIT	1,427	64,700
U-Haul Holding Co.	443	31,896
Ulta Beauty, Inc. (A)	218	84,828
Union Pacific Corp.	2,783	685,954
United Parcel Service, Inc., Class B	3,327	453,603
United Rentals, Inc.	304	246,158
United Therapeutics Corp. (A)	192	68,803
UnitedHealth Group, Inc.	4,198	2,454,487
Universal Health Services, Inc., Class B	272	62,291
Valero Energy Corp.	1,491	201,330
Veeva Systems, Inc., Class A (A)	700	146,909
Ventas, Inc., REIT	1,846	118,384
Veralto Corp.	1,126	125,954
VeriSign, Inc. (A)	409	77,694
Verisk Analytics, Inc.	651	174,442
Verizon Communications, Inc.	19,198	862,182
Vertex Pharmaceuticals, Inc. (A)	1,177	547,399
Vertiv Holdings Co.	1,622	161,373
Viatris, Inc.	5,431	63,054
VICI Properties, Inc., REIT	4,758	158,489
Visa, Inc., Class A	7,180	1,974,141
Vistra Corp.	1,585	187,886
Vulcan Materials Co.	603	151,009
W.R. Berkley Corp.	1,399	79,365
Walgreens Boots Alliance, Inc.	3,347	29,989
Walmart, Inc.	20,178	1,629,373
Walt Disney Co.	8,315	799,820
Warner Bros Discovery, Inc. (A)	10,617	87,590
Waste Management, Inc.	1,829	379,700
Waters Corp. (A)	271	97,530
Watsco, Inc.	158	77,717
WEC Energy Group, Inc.	1,440	138,499
Wells Fargo & Co.	15,901	898,247
Welltower, Inc., REIT	2,727	349,138
West Pharmaceutical Services, Inc.	332	99,653
Western Digital Corp. (A)	1,489	101,684
Westinghouse Air Brake Technologies Corp.	804	146,143
Westlake Corp.	176	26,451
Weyerhaeuser Co., REIT	3,325	112,585
Williams Cos., Inc.	5,559	253,768
Williams-Sonoma, Inc.	587	90,938
Workday, Inc., Class A (A)	967	236,344
WP Carey, Inc., REIT	998	62,175
WW Grainger, Inc.	201	208,801
Wynn Resorts Ltd.	460	44,105
Xcel Energy, Inc.	2,534	165,470
Xylem, Inc.	1,106	149,343
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Yum! Brands, Inc.	1,285	$ 179,527
Zebra Technologies Corp., Class A (A)	235	87,025
Zillow Group, Inc., Class C (A)	717	45,780
Zimmer Biomet Holdings, Inc.	938	101,257
Zoetis, Inc.	2,081	406,586
Zoom Video Communications, Inc., Class A (A)	1,142	79,643
Zscaler, Inc. (A)	414	70,769
		223,777,566
Uruguay - 0.0% (F)
MercadoLibre, Inc. (A)	208	426,808
Total Common Stocks (Cost $304,370,459)		379,136,981

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 19.4%
Australia - 0.5%
Australia Government Bonds
Series 158, 1.25%, 05/21/2032	AUD 2,820,000	1,613,066
Treasury Corp. of Victoria
2.25%, 09/15/2033 (I)	5,286,000	2,995,867
		4,608,933
Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (I)	EUR 1,360,000	1,121,129
Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (I)	890,000	713,207
3.45%, 06/22/2043 (I)	1,670,000	1,917,883
		2,631,090
Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/2029	BRL 72,127,000	12,608,687
Canada - 1.6%
Canada Government Bonds
3.25%, 12/01/2033	CAD 6,090,000	4,619,718
OMERS Finance Trust
4.75%, 03/26/2031 (G)	$ 850,000	882,651
Province of British Columbia
2.20%, 06/18/2030	CAD 2,700,000	1,900,934
4.75%, 06/12/2034	$ 1,860,000	1,941,104
Province of Ontario
2.05%, 06/02/2030	CAD 2,870,000	2,006,040
4.10%, 03/04/2033	1,720,000	1,328,847
Province of Quebec
Zero Coupon, 10/29/2030 (I)	EUR 1,850,000	1,762,911
1.90%, 09/01/2030	CAD 2,870,000	1,981,464
		16,423,669
Chile - 0.1%
Chile Government International Bonds
3.88%, 07/09/2031	EUR 910,000	1,042,241
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
China - 3.1%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 8,500,000	$ 1,215,111
China Development Bank
3.34%, 07/14/2025	8,500,000	1,227,007
China Government Bonds
2.40%, 07/15/2028	14,000,000	2,037,409
2.69%, 08/15/2032	23,910,000	3,534,431
2.80%, 11/15/2032	21,400,000	3,196,297
3.12%, 10/25/2052	3,000,000	494,148
Series 1915, 3.13%, 11/21/2029	11,000,000	1,662,416
3.27%, 11/19/2030	78,400,000	12,028,709
3.53%, 10/18/2051	4,000,000	702,449
3.81%, 09/14/2050	22,000,000	4,005,096
Export-Import Bank of China
2.93%, 03/02/2025	5,160,000	739,367
		30,842,440
Colombia - 0.1%
Colombia TES
Series B, 7.00%, 03/26/2031	COP 3,601,000,000	754,463
Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 17,200,000	660,121
Denmark - 0.1%
Denmark Government Bonds
Series G, 2.25%, 11/15/2033	DKK 3,880,000	591,313
Estonia - 0.1%
Estonia Government International Bonds
3.25%, 01/17/2034 (I)	EUR 770,000	869,418
Finland - 0.2%
Finland Government Bonds
1.13%, 04/15/2034 (I)	670,000	651,817
Series 10Y, 3.00%, 09/15/2034 (I)	810,000	928,223
		1,580,040
France - 1.0%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (I)	1,200,000	1,153,157
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (I)	8,600,000	8,434,060
SNCF Reseau
1.88%, 03/30/2034 (I)	900,000	896,617
		10,483,834
Germany - 1.5%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 (I)	9,010,000	8,791,398
0.25%, 02/15/2029 (I)	2,430,000	2,524,576
4.25%, 07/04/2039 (I)	3,000,000	4,102,963
		15,418,937
Greece - 0.2%
Hellenic Republic Government Bonds
3.38%, 06/15/2034 (I)	1,760,000	2,001,895
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 0.1%
Hungary Government Bonds
3.00%, 08/21/2030	HUF 113,030,000	$ 273,801
Hungary Government International Bonds
4.00%, 07/25/2029 (I)	EUR 461,000	521,170
		794,971
Indonesia - 0.1%
Indonesia Treasury Bonds
8.38%, 03/15/2034	IDR 20,108,000,000	1,500,530
Ireland - 0.1%
Ireland Government Bonds
2.60%, 10/18/2034 (I)	EUR 800,000	899,861
Italy - 0.7%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (I)	1,000,000	1,064,213
Series 7Y, 4.00%, 11/15/2030 (I)	3,210,000	3,783,332
4.45%, 09/01/2043 (I)	930,000	1,107,460
Series 30Y, 4.50%, 10/01/2053 (I)	1,360,000	1,619,534
		7,574,539
Japan - 2.4%
Japan Government Ten Year Bonds
0.10%, 03/20/2030 - 06/20/2031	JPY 330,000,000	2,239,656
Series 374, 0.80%, 03/20/2034	769,000,000	5,336,156
Series 375, 1.10%, 06/20/2034	357,000,000	2,538,109
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	819,000,000	3,956,501
0.70%, 12/20/2051	565,000,000	2,836,302
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	915,000,000	5,463,007
0.60%, 06/20/2037	220,000,000	1,428,037
		23,797,768
Lithuania - 0.1%
Republic of Lithuania
3.50%, 07/03/2031 (I)	EUR 600,000	685,739
Luxembourg - 0.1%
European Financial Stability Facility
3.00%, 09/04/2034 (I)	1,300,000	1,483,470
Malaysia - 0.2%
Malaysia Government Bonds
Series 0122, 3.58%, 07/15/2032	MYR 2,600,000	624,361
3.89%, 08/15/2029	5,600,000	1,380,654
		2,005,015
Mexico - 0.1%
Mexico Bonos
Series M, 8.50%, 05/31/2029	MXN 24,000,000	1,187,823
Netherlands - 0.2%
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (I)	EUR 1,820,000	1,788,240
2.75%, 01/15/2047 (I)	570,000	641,991
		2,430,231
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 0.2%
New Zealand Local Government Funding Agency Bonds
4.40%, 09/08/2027	AUD 2,400,000	$ 1,676,148
Norway - 0.0% (F)
Norway Government Bonds
3.63%, 05/31/2039 (I)	NOK 1,120,000	108,572
Poland - 0.1%
Republic of Poland Government Bonds
Series 0432, 1.75%, 04/25/2032	PLN 2,900,000	598,358
Portugal - 0.0% (F)
Portugal Obrigacoes do Tesouro OT
3.63%, 06/12/2054 (I)	EUR 320,000	365,539
Republic of Korea - 0.4%
Korea Development Bank
0.80%, 07/19/2026	$ 2,070,000	1,953,164
Korea Electric Power Corp.
1.13%, 06/15/2025 (G)	2,250,000	2,197,232
		4,150,396
Republic of South Africa - 1.1%
Republic of South Africa Government Bonds
8.88%, 02/28/2035	ZAR 209,263,000	11,209,678
Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,100,000	856,549
Slovenia - 0.2%
Slovenia Government International Bonds
5.00%, 09/19/2033 (G)	$ 1,500,000	1,563,966
Spain - 1.2%
Spain Government Bonds
2.70%, 10/31/2048 (I)	EUR 702,000	675,089
3.45%, 10/31/2034 (I)	4,950,000	5,756,352
3.50%, 05/31/2029	4,530,000	5,276,996
4.00%, 10/31/2054 (I)	310,000	363,491
		12,071,928
Supranational - 0.7%
Africa Finance Corp.
4.38%, 04/17/2026 (I)	$ 1,040,000	1,026,677
Asian Development Bank
2.13%, 05/19/2031	NZD 810,000	454,099
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (I)	$ 530,000	478,272
Corp. Andina de Fomento
5.00%, 01/24/2029	1,370,000	1,415,170
5.30%, 02/19/2029	AUD 2,890,000	2,021,978
European Investment Bank
Zero Coupon, 01/14/2031 (I)	EUR 2,090,000	2,002,862
		7,399,058
Thailand - 0.1%
Thailand Government Bonds
2.00%, 12/17/2031	THB 51,000,000	1,547,275
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 1.0%
U.K. Gilt
0.38%, 10/22/2030 (I)	GBP 3,210,000	$ 3,514,717
0.63%, 10/22/2050 (I)	4,410,000	2,424,226
0.88%, 07/31/2033 (I)	580,000	599,579
1.63%, 10/22/2028 (I)	750,000	925,876
3.50%, 01/22/2045 (I)	1,750,000	2,025,788
4.25%, 07/31/2034 (I)	250,000	340,719
		9,830,905
Total Foreign Government Obligations (Cost $203,364,052)		195,376,529
CORPORATE DEBT SECURITIES - 9.9%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (J), 11/25/2035 (B)(G)	$ 1,750,000	1,517,095
Commonwealth Bank of Australia
Fixed until 10/03/2024, 1.94% (J), 10/03/2029 (I)	EUR 1,000,000	1,113,083
NBN Co. Ltd.
2.63%, 05/05/2031 (G)	$ 1,015,000	902,811
Quintis Australia Pty. Ltd.
PIK Rate 13.51%, Cash Rate 14.36%, 10/01/2026 (C)(D)(G)(K)	237,012	55,745
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (C)(D)(G)(H)(K)	3,336,317	0
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (J), 11/15/2035	1,250,000	1,089,663
		4,678,397
Canada - 0.1%
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026 (L)	550,000	556,590
Rogers Communications, Inc.
3.80%, 03/15/2032	975,000	903,894
		1,460,484
Cayman Islands - 0.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/2031 (B)	950,000	829,547
Denmark - 0.2%
Realkredit Danmark AS
4.00%, 10/01/2056 (I)	DKK 12,000,000	1,788,688
France - 0.8%
AXA SA
Fixed until 05/28/2029, 3.25% (J), 05/28/2049 (I)	EUR 1,300,000	1,429,550
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (I)	1,000,000	1,092,705
1.25%, 12/05/2025 (I)	GBP 1,500,000	1,922,084
BPCE SA
Fixed until 06/01/2028, 5.75% (J), 06/01/2033 (I)	EUR 2,000,000	2,378,400
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Orange SA
Fixed until 10/01/2026, 5.00% (I)(J)(M)	EUR 1,360,000	$ 1,550,251
		8,372,990
Germany - 0.4%
Allianz SE
Fixed until 07/08/2030, 2.12% (J), 07/08/2050 (I)	200,000	205,213
Kreditanstalt fuer Wiederaufbau
0.38%, 04/23/2030 (I)	3,620,000	3,617,663
		3,822,876
Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (I)	$ 650,000	732,062
Ireland - 0.1%
AIB Group PLC
Fixed until 03/28/2034, 5.87% (J), 03/28/2035 (G)	1,175,000	1,237,582
Italy - 0.1%
Generali
Fixed until 10/27/2027, 5.50% (J), 10/27/2047 (I)	EUR 1,200,000	1,409,656
Japan - 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,950,000	1,718,974
Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (G)	1,575,000	1,342,703
Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (I)	EUR 1,000,000	1,054,319
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	442,621
1.13%, 03/07/2027	840,000	900,701
		2,397,641
Multi-National - 0.1%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 01/15/2027	$ 1,000,000	956,724
Netherlands - 0.3%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (I)	EUR 1,000,000	997,482
Alliander NV
Fixed until 03/27/2032, 4.50% (I)(J)(M)	250,000	287,610
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	78,277
Upjohn Finance BV
1.91%, 06/23/2032 (I)	1,400,000	1,360,086
		2,723,455
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (G)	$ 1,860,000	$ 1,773,768
Singapore - 0.0% (F)
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	150,000	153,658
Spain - 0.3%
Banco Santander SA
3.13%, 01/19/2027 (I)	EUR 1,400,000	1,563,247
5.18%, 11/19/2025	$ 1,400,000	1,401,681
		2,964,928
United Kingdom - 0.9%
BAE Systems PLC
5.25%, 03/26/2031 (G)	200,000	207,736
Barclays PLC
Fixed until 09/10/2029, 4.94% (J), 09/10/2030	1,800,000	1,813,073
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (J), 11/13/2026 (I)	GBP 1,514,000	1,960,236
Lloyds Banking Group PLC
2.25%, 10/16/2024 (I)	1,520,000	2,029,511
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (I)	750,000	1,034,683
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (J), 06/18/2073 (I)	1,360,000	1,815,761
		8,861,000
United States - 5.2%
Air Lease Corp.
3.13%, 12/01/2030	$ 425,000	388,631
Amazon.com, Inc.
3.88%, 08/22/2037	1,400,000	1,314,339
Aon North America, Inc.
5.45%, 03/01/2034	1,350,000	1,415,946
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,660,939
2.90%, 12/04/2026	GBP 200,000	257,780
3.65%, 06/01/2051	$ 750,000	571,722
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (J), 12/20/2028	1,725,000	1,677,606
Fixed until 09/15/2033, 5.87% (J), 09/15/2034	975,000	1,050,746
Bank of New York Mellon Corp.
Fixed until 03/14/2034, 5.19% (J), 03/14/2035	1,100,000	1,140,798
Boeing Co.
5.81%, 05/01/2050	750,000	724,283
6.26%, 05/01/2027 (G)	225,000	232,359
6.30%, 05/01/2029 (G)	425,000	446,904
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	400,000	423,286
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Celanese U.S. Holdings LLC
6.17%, 07/15/2027	$ 1,550,000	$ 1,605,328
Centene Corp.
2.50%, 03/01/2031	2,275,000	1,955,704
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (J), 05/19/2034	1,045,000	1,118,117
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	1,300,000	994,223
6.38%, 10/23/2035	425,000	433,404
Chubb INA Holdings LLC
0.88%, 06/15/2027	EUR 1,000,000	1,056,156
Citigroup, Inc.
Fixed until 03/17/2032, 3.79% (J), 03/17/2033	$ 1,000,000	935,853
4.45%, 09/29/2027	1,075,000	1,076,109
Comcast Corp.
3.75%, 04/01/2040	850,000	735,153
Crown Castle, Inc.
3.30%, 07/01/2030	1,375,000	1,284,909
Enterprise Products Operating LLC
4.95%, 02/15/2035	575,000	583,336
Ford Motor Credit Co. LLC
7.20%, 06/10/2030	1,600,000	1,722,650
Georgia-Pacific LLC
2.30%, 04/30/2030 (G)	2,000,000	1,803,371
Global Payments, Inc.
4.45%, 06/01/2028	1,000,000	995,808
Goldman Sachs Group, Inc.
0.75%, 03/23/2032 (I)	EUR 1,260,000	1,170,836
Fixed until 04/25/2034, 5.85% (J), 04/25/2035	$ 750,000	805,047
Home Depot, Inc.
4.95%, 06/25/2034	800,000	830,787
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (J), 02/17/2033 (I)	EUR 1,000,000	925,678
Fixed until 10/23/2033, 6.25% (J), 10/23/2034	$ 2,700,000	2,998,680
Las Vegas Sands Corp.
5.90%, 06/01/2027	550,000	564,659
6.00%, 08/15/2029	329,000	341,706
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/2029	2,175,000	2,025,031
Nuveen LLC
5.55%, 01/15/2030 (G)	775,000	811,020
ONEOK Partners LP
4.90%, 03/15/2025	517,000	516,232
ONEOK, Inc.
5.05%, 11/01/2034	450,000	447,449
Oracle Corp.
2.88%, 03/25/2031	2,300,000	2,090,358
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (J), 10/20/2034	1,775,000	2,030,405
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	$ 1,008,226
Republic Services, Inc.
5.00%, 04/01/2034	$ 600,000	617,362
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 850,000	825,042
1.88%, 10/01/2049	400,000	308,899
T-Mobile USA, Inc.
2.70%, 03/15/2032	$ 1,175,000	1,035,476
U.S. Bancorp
Fixed until 06/10/2033, 5.84% (J), 06/12/2034	678,000	723,115
Verizon Communications, Inc.
2.55%, 03/21/2031	1,050,000	937,377
Vontier Corp.
2.40%, 04/01/2028	925,000	850,049
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	325,000	250,708
Williams Cos., Inc.
4.85%, 03/01/2048	1,050,000	956,987
Xcel Energy, Inc.
2.60%, 12/01/2029	1,425,000	1,306,428
		51,983,017
Total Corporate Debt Securities (Cost $104,478,169)		99,208,150
U.S. GOVERNMENT OBLIGATIONS - 5.8%
U.S. Treasury - 4.3%
U.S. Treasury Bonds
1.13%, 05/15/2040	6,130,000	4,044,842
1.75%, 08/15/2041	4,560,000	3,229,585
U.S. Treasury Notes
0.38%, 12/31/2025	8,770,000	8,402,071
0.50%, 04/30/2027	5,880,000	5,434,866
1.13%, 10/31/2026	9,690,000	9,202,850
1.38%, 11/15/2031	3,070,000	2,626,889
1.88%, 02/15/2032	4,070,000	3,591,139
2.38%, 03/31/2029	4,250,000	4,035,342
3.38%, 05/15/2033	2,860,000	2,778,110
		43,345,694
U.S. Treasury Inflation-Protected Securities - 1.5%
U.S. Treasury Inflation-Protected Indexed Notes
1.75%, 01/15/2034 (N)	15,360,579	15,507,774
		15,507,774
Total U.S. Government Obligations (Cost $59,502,514)		58,853,468
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2052	$ 7,016,536	5,811,278
2.50%, 06/01/2050 - 01/01/2053	3,087,803	2,679,241
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	5,953,180	5,154,990
3.00%, 01/01/2053	$ 11,061,551	9,933,035
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, 01/01/2051	$ 4,276,634	$ 4,034,034
6.50%, 10/01/2053	378,812	392,436
Uniform Mortgage-Backed Security, TBA
3.00%, 10/01/2054 (O)	300,000	269,326
4.00%, 10/01/2054 (O)	2,800,000	2,686,873
4.50%, 10/01/2054 (O)	2,400,000	2,358,503
5.00%, 10/01/2054 (O)	4,975,000	4,969,947
5.50%, 10/01/2054 (O)	1,925,000	1,948,024
6.00%, 10/01/2054 (O)	4,010,000	4,099,766
Total U.S. Government Agency Obligations (Cost $45,252,761)		44,337,453
MORTGAGE-BACKED SECURITIES - 2.6%
Cayman Islands - 0.1%
HGI CRE CLO Ltd.
Series 2021-FL2, Class A, 1-Month Term SOFR + 1.11%, 6.21% (J), 09/17/2036 (G)	631,337	629,831
Ireland - 0.0% (F)
Berg Finance DAC
Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 4.74% (J), 04/22/2033 (I)	EUR 150,735	163,205
United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C, SONIA + 2.22%, 7.26% (J), 04/17/2044 (I)	GBP 993,740	1,269,927
United States - 2.4%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (G)	$ 1,000,000	845,000

BAMLL Trust
Series 2024-BHP, Class A, 1-Month Term SOFR + 2.35%, 7.45% (J), 08/15/2039 (G)	1,130,000	1,133,895

Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1, 3.00% (J), 01/25/2052 (G)	1,641,992	1,436,423

BPR Trust
Series 2022-OANA, Class A, 1-Month Term SOFR + 1.90%, 6.99% (J), 04/15/2037 (G)	2,000,000	2,006,250
Series 2022-SSP, Class A, 1-Month Term SOFR + 3.00%, 8.10% (J), 05/15/2039 (G)	2,000,000	2,002,500

BX Trust
Series 2019-OC11, Class D, 4.08% (J), 12/09/2041 (G)	576,000	529,917
Series 2023-DELC, Class A, 1-Month Term SOFR + 2.69%, 7.79% (J), 05/15/2038 (G)	1,310,000	1,314,913

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

GCAT Trust
Series 2024-INV1, Class 2A2, 6.50% (J), 01/25/2054 (G)	$ 1,287,670	$ 1,306,317

GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6, 3.00% (J), 06/25/2052 (G)	823,783	720,609

Hundred Acre Wood Trust
Series 2021-INV3, Class A3, 2.50% (J), 12/25/2051 (G)	1,237,260	1,042,391

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A, 1-Month SOFR Average + 1.40%, 6.74% (J), 03/15/2039 (G)	1,300,000	1,296,750

JPMorgan Mortgage Trust
Series 2021-INV6, Class A2, 3.00% (J), 04/25/2052 (G)	1,438,881	1,263,632
Series 2022-INV3, Class A3B, 3.00% (J), 09/25/2052 (G)	1,223,786	1,071,308

JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, 1-Month Term SOFR + 1.62%, 6.70% (J), 06/15/2039 (G)	1,000,000	998,128

Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (G)	476,534	454,464

MFA Trust
Series 2024-NQM2, Class A1, 5.27% (J), 08/25/2069 (G)	1,800,000	1,803,563

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3, 4.91% (J), 12/15/2046 (G)	872,227	842,342

OBX Trust
Series 2020-EXP1, Class 1A8, 3.50% (J), 02/25/2060 (G)	178,854	162,251

Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/2039 (G)	1,400,000	1,287,492

Onslow Bay Financial LLC
Series 2023-INV1, Class A1, 3.00% (J), 01/25/2052 (G)	1,121,197	983,632

PRKCM Trust
Series 2023-AFC1, Class A1, 6.60% (J), 02/25/2058 (G)	550,188	555,194

PRMI Securitization Trust
Series 2021-1, Class A2, 2.50% (J), 04/25/2051 (G)	1,600,885	1,342,662
		24,399,633
Total Mortgage-Backed Securities (Cost $27,856,373)		26,462,596
ASSET-BACKED SECURITIES - 0.2%
United States - 0.2%
Navient Private Education Loan Trust Series 2014-AA, Class A3, 1-Month Term SOFR + 1.71%, 6.81% (J), 10/15/2031 (G)	110,569	110,829
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (G)	1,500,000	$ 1,494,174
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month Term SOFR + 4.86%, 9.96% (J), 10/15/2041 (G)	714,761	748,057
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (G)	87,492	85,914
Total Asset-Backed Securities (Cost $2,362,880)		2,438,974
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A,
4.45%, 04/01/2122	$ 710,000	624,950
Total Municipal Government Obligation (Cost $710,000)		624,950

	Shares	Value
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG, 8.12% (P)	446	36,887
Dr. Ing. h.c. F. Porsche AG, 3.23% (G)(P)	849	67,572
Henkel AG & Co. KGaA, 2.20% (P)	1,324	124,390
Porsche Automobil Holding SE, 6.24% (P)	1,177	53,822
Sartorius AG, 0.29% (P)	205	57,551
Volkswagen AG, 9.56% (P)	1,613	170,861
Total Preferred Stocks (Cost $771,779)		511,083

	Principal	Value
CONVERTIBLE BONDS - 0.0% (F)
India - 0.0% (F)
REI Agro Ltd.
5.50%, 11/13/2014 (A)(G)(Q)	$ 697,000	3,485

5.50%, 11/13/2014 (A)(I)(Q)	259,000	1,295
Total Convertible Bonds (Cost $542,530)		4,780

	Shares	Value
WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise Price CAD 0, Expiration Date 03/31/2040(A)(C)(D)(R)	203	$ 0
Total Warrant (Cost $0)		0

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury Bills 5.19% (P), 01/16/2025	5,916,000	5,837,676
Total Short-Term U.S. Government Obligation (Cost $5,828,161)		5,837,676

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (P)	4,315,921	4,315,921
Total Other Investment Company (Cost $4,315,921)		4,315,921

	Principal	Value
REPURCHASE AGREEMENT - 26.6%
Fixed Income Clearing Corp., 2.10% (P), dated 09/30/2024, to be repurchased at $268,240,224 on 10/01/2024. Collateralized by U.S. Government Obligations, 0.75% - 4.88%, due 04/30/2026, and with a total value of $273,589,328. (N)	$ 268,224,578	268,224,578
Total Repurchase Agreement (Cost $268,224,578)		268,224,578
Total Investments (Cost $1,027,580,177)		1,085,333,139
Net Other Assets (Liabilities) - (7.8)%		(78,931,790)
Net Assets - 100.0%		$ 1,006,401,349
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
12-Month EUR-CPTFE	Receive	2.17%	Maturity	01/15/2034	EUR	5,998,000	$164,643	$—	$164,643
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,161,409	224,029	—	224,029
12-Month EUR-CPTFE	Receive	2.18	Maturity	01/15/2034	EUR	8,161,409	231,667	—	231,667
Total							$620,339	$—	$620,339
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily Total Return Net Japan Index	BCLY	Receive	Quarterly	05/12/2025	USD	31,248,143	3,883	$3,221,054	$—	$3,221,054
MSCI Emerging Markets ex China Gross Return USD Index	BCLY	Pay	Quarterly	05/29/2025	USD	21,595,735	2,561	(467,460)	—	(467,460)
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/17/2025	USD	62,361,295	108,231	4,998,147	—	4,998,147
MSCI USA Gross Return Index	CITI	Receive	Quarterly	05/08/2025	USD	146,926,799	6,210	13,986,816	—	13,986,816
S&P Small Cap 600 Total Return Index	BCLY	Receive	Quarterly	07/17/2025	USD	8,902,676	4,375	(95,638)	—	(95,638)
S&P Small Cap 600 Total Return Index	BCLY	Receive	Quarterly	07/21/2025	USD	4,315,745	2,165	55,567	—	55,567
Total								$21,698,486	$—	$21,698,486

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Barclays US Cyclicals Ex-TTIC	BCLY	Pay	08/07/2025	USD	4,049,204	0.4%	$(454,477)	$—	$(454,477)
Barclays US Cyclicals Ex-TTIC	BCLY	Pay	08/07/2025	USD	2,269,385	0.2	(314,042)	—	(314,042)
Barclays US Defensives	BCLY	Receive	08/07/2025	USD	4,071,180	0.4	145,499	—	145,499
Barclays US Defensives	BCLY	Receive	08/07/2025	USD	2,310,137	0.2	125,233	—	125,233
BNP Paribas EMU Anti-Value 5	BNP	Pay	09/18/2025	EUR	3,215,960	0.3	(61,509)	—	(61,509)
BNP Paribas EMU Anti-Value 5	BNP	Pay	09/18/2025	EUR	2,351,987	0.2	(83,612)	—	(83,612)
BNP Paribas EMU Anti-Value 5	BNP	Pay	09/18/2025	EUR	2,134,191	0.2	(51,818)	—	(51,818)
BNP Paribas EMU Anti- Value+Quality(a)	BNP	Pay	09/18/2025	EUR	4,253,370	0.4	(77,378)	—	(77,378)
BNP Paribas EMU Anti- Value+Quality(a)	BNP	Pay	09/18/2025	EUR	3,073,005	0.3	(89,017)	—	(89,017)
BNP Paribas EMU Anti- Value+Quality(a)	BNP	Pay	09/18/2025	EUR	2,828,739	0.3	(59,123)	—	(59,123)
BNP Paribas EMU Value 5	BNP	Receive	09/18/2025	EUR	3,191,626	0.3	17,110	—	17,110
BNP Paribas EMU Value 5	BNP	Receive	09/18/2025	EUR	2,333,353	0.2	22,438	—	22,438
BNP Paribas EMU Value 5	BNP	Receive	09/18/2025	EUR	2,131,658	0.2	7,057	—	7,057
BNP Paribas EMU Value+Quality(b)	BNP	Receive	09/18/2025	EUR	4,253,050	0.4	34,882	—	34,882
BNP Paribas EMU Value+Quality(b)	BNP	Receive	09/18/2025	EUR	2,982,747	0.3	40,272	—	40,272
BNP Paribas EMU Value+Quality(b)	BNP	Receive	09/18/2025	EUR	2,832,753	0.3	26,164	—	26,164
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BNP Paribas Long EM Value+Quality(c)	BNP	Receive	05/22/2025	USD	15,531,130	1.5%	$(17,808)	$—	$(17,808)
BNP Paribas Long EMU Domestics(d)	BNP	Receive	01/15/2025	EUR	4,747,703	0.5	5,851	—	5,851
BNP Paribas Long EMU Domestics(d)	BNP	Receive	01/15/2025	EUR	4,497,824	0.4	5,543	—	5,543
BNP Paribas Long EMU Domestics(d)	BNP	Receive	01/15/2025	EUR	4,436,717	0.4	107,509	—	107,509
BNP Paribas Long EMU Domestics(d)	BNP	Receive	01/15/2025	EUR	4,111,890	0.4	19,881	—	19,881
BNP Paribas Short US Domestics(e)	BNP	Pay	01/15/2025	USD	6,545,395	0.7	(362,599)	—	(362,599)
BNP Paribas Short US Domestics(e)	BNP	Pay	01/15/2025	USD	5,332,294	0.5	(519,467)	—	(519,467)
BNP Paribas Short US Domestics(e)	BNP	Pay	01/15/2025	USD	4,049,773	0.4	(232,255)	—	(232,255)
BNP Paribas Short US Domestics(e)	BNP	Pay	01/15/2025	USD	2,751,312	0.3	(153,150)	—	(153,150)
JPMorgan Long Japan 80% Value(f)	JPM	Receive	09/22/2025	USD	19,632,050	2.0	439,886	—	439,886
JPMorgan Long Korea 20% Value	JPM	Receive	09/23/2025	USD	3,938,865	0.4	60,396	—	60,396
JPMorgan Long US Broad Value(g)	JPM	Receive	09/24/2025	USD	11,725,228	1.2	85,131	—	85,131
JPMorgan Short Broad US Anti-Value(h)	JPM	Pay	09/24/2025	USD	11,764,592	1.2	(27,276)	—	(27,276)
JPMorgan Short Japan 80% Anti-Value(i)	JPM	Pay	09/22/2025	USD	19,459,894	1.9	(636,884)	—	(636,884)
Total							$(1,997,563)	$—	$(1,997,563)

Value
OTC Swap Agreements, at value (Assets)	$ 23,404,436
OTC Swap Agreements, at value (Liabilities)	$ (3,703,513)

(a)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Airbus SE	180	$23,579	2.30%
MTU Aero Engines AG	84	23,559	2.29
Safran SA	114	24,148	2.35
		71,286
Air Freight & Logistics
InPost SA	1,362	23,065	2.25
Beverages
Anheuser-Busch InBev SA	400	23,760	2.31
Davide Campari-Milano NV	3,059	23,250	2.26
Pernod Ricard SA	184	24,968	2.43
		71,978
Biotechnology
Argenx SE	48	23,261	2.26
Broadline Retail
Prosus NV	721	28,311	2.76
Capital Markets
Euronext NV	231	22,528	2.19
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Chemicals
DSM-Firmenich AG	193	$23,884	2.33%
OCI NV	866	22,156	2.16
Symrise AG	193	23,931	2.33
		69,971
Construction & Engineering
Ferrovial SE	616	23,748	2.31
Diversified Telecommunication Services
Cellnex Telecom SA	639	23,283	2.27
Infrastrutture Wireless Italiane SpA	2,119	23,413	2.28
		46,696
Electric Utilities
EDP SA	5,668	23,250	2.26
Elia Group SA	220	22,574	2.20
		45,824
Electrical Equipment
Siemens Energy AG	799	26,419	2.57
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Entertainment
Bollore SE	3,870	$23,164	2.26%
Financial Services
Adyen NV	18	25,392	2.47
Edenred SE	654	22,242	2.17
Eurazeo SE	322	23,755	2.31
Groupe Bruxelles Lambert NV	338	23,645	2.30
Nexi SpA	3,827	23,317	2.27
Sofina SA	92	23,366	2.27
		141,717
Food Products
Lotus Bakeries NV	2	23,102	2.25
Hotels, Restaurants & Leisure
Accor SA	606	23,650	2.30
Delivery Hero SE	836	30,267	2.95
		53,917
Independent Power & Renewable Electricity Producers
EDP Renovaveis SA	1,476	23,182	2.26
Insurance
NN Group NV	520	23,303	2.27
Talanx AG	304	22,967	2.24
		46,270
Life Sciences Tools & Services
Sartorius AG	97	24,438	2.38
Sartorius Stedim Biotech	127	23,938	2.33
		48,376
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Office REITs
Gecina SA	217	$22,431	2.18%
Oil, Gas & Consumable Fuels
Eni SpA	1,648	22,544	2.19
Pharmaceuticals
UCB SA	141	22,909	2.23
Semiconductors & Semiconductor Equipment
ASM International NV	41	24,149	2.35
BE Semiconductor Industries NV	209	23,737	2.31
		47,886
Textiles, Apparel & Luxury Goods
adidas AG	106	25,228	2.46
Hermes International SCA	12	27,058	2.63
		52,286
Transportation Infrastructure
Aeroports de Paris SA	201	23,216	2.26
Getlink SE	1,438	23,033	2.24
		46,249
Total Common Stocks - Long		$1,027,120

(b)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Leonardo SpA	1,119	$22,405	2.19%
Air Freight & Logistics
Deutsche Post AG	587	23,496	2.30
Automobile Components
Cie Generale des Etablissements Michelin SCA	675	24,598	2.41
Automobiles
Dr. Ing. h.c. F. Porsche AG	363	25,937	2.54
Mercedes-Benz Group AG	432	25,091	2.46
Stellantis NV	1,711	21,233	2.08
		72,261
Banks
AIB Group PLC	4,367	22,470	2.20
Banco Bilbao Vizcaya Argentaria SA	2,495	24,219	2.37
Banco Santander SA	5,237	24,094	2.36
Erste Group Bank AG	487	23,991	2.35
Intesa Sanpaolo SpA	6,220	23,868	2.34
Nordea Bank Abp OYJ	2,242	23,738	2.33
UniCredit SpA	627	24,676	2.42
		167,056
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Building Products
Cie de Saint-Gobain SA	296	$24,161	2.37%
Chemicals
Arkema SA	294	25,137	2.46
Syensqo SA	324	25,811	2.53
		50,948
Construction & Engineering
Eiffage SA	252	21,839	2.14
Vinci SA	212	22,269	2.18
		44,108
Construction Materials
Heidelberg Materials AG	248	24,208	2.37
Consumer Staples Distribution & Retail
Carrefour SA	1,516	23,203	2.27
Jeronimo Martins SGPS SA	1,388	24,477	2.40
Koninklijke Ahold Delhaize NV	750	23,286	2.28
		70,966
Diversified REITs
Covivio SA	424	23,129	2.27
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Diversified Telecommunication Services
Koninklijke KPN NV	6,233	$22,869	2.24%
Orange SA	2,133	21,934	2.15
		44,803
Electric Utilities
Enel SpA	3,261	23,396	2.29
Fortum OYJ	1,658	24,524	2.40
		47,920
Energy Equipment & Services
Tenaris SA	1,814	25,641	2.51
Financial Services
EXOR NV	238	22,899	2.24
Health Care Providers & Services
Fresenius Medical Care AG	624	23,836	2.33
Fresenius SE & Co. KGaA	683	23,386	2.29
		47,222
Household Durables
SEB SA	212	21,707	2.13
Household Products
Henkel AG & Co. KGaA	319	24,356	2.39
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance
Poste Italiane SpA	1,835	$23,100	2.26%
IT Services
Capgemini SE	122	23,721	2.32
Machinery
Daimler Truck Holding AG	749	25,180	2.47
Media
Publicis Groupe SA	240	23,617	2.31
Multi-Utilities
Engie SA	1,456	22,593	2.21
Pharmaceuticals
Bayer AG	871	26,403	2.59
Ipsen SA	212	23,425	2.29
		49,828
Professional Services
Randstad NV	546	24,348	2.39
Teleperformance SE	233	21,671	2.12
		46,019
Semiconductors & Semiconductor Equipment
STMicroelectronics NV	934	24,900	2.44
Total Common Stocks - Long		$1,020,842

(c)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobiles
Hyundai Mobis Co Ltd.	39	$6,503	0.65%
Hyundai Motor Co.	89	16,428	1.63
Kia Corp.	156	11,855	1.18
PT Astra International Tbk	24,416	8,128	0.81
		42,914
Banks
Absa Group Ltd.	1,189	12,113	1.21
Abu Dhabi Islamic Bank	2,831	9,805	0.98
AK Bank TAS	4,265	7,683	0.76
Banco Do Brasil SA	2,450	12,236	1.22
Bank Pekao S.A.	258	9,867	0.98
Commercial Bank PSQC	4,673	5,641	0.56
Dubai Islamic Bank	6,167	10,577	1.05
Emirates NBD	2,670	14,754	1.47
Grupo Financiero Banorte SAB de CV	3,707	26,344	2.62
Grupo Financiero Banorte SAB de CV	2,727	15,247	1.52
Itau Unibanco Holding SA	6,884	45,677	4.54
OTP Bank	317	16,610	1.65
		186,554
Construction & Engineering
Samsung C&T Corp.	111	11,673	1.16
Construction Materials
Cemex Sab de CV	12,971	7,970	0.79
Consumer Staples Distribution & Retail
Ambev SA	8,048	19,344	1.92
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Diversified Telecommunication Services
Hellenic Telecommunications Organizia	364	$6,291	0.63%
Telkom Indonesia Persero TBK	95,864	18,895	1.88
Vodacom Group Limited	1,201	7,639	0.76
		32,825
Electronic Equipment, Instruments & Components
Compal Electronics	15,850	16,670	1.66
LG Innotek Co Ltd.	52	8,661	0.86
Samsung SDI Co. Ltd.	157	18,419	1.83
Zhen Ding Technology Holding Inc.	2,574	9,226	0.92
		52,976
Financial Services
Commercial International Bank	3,379	5,737	0.57
Eurobank Ergasias SA, Class A	3,714	8,520	0.85
Itausa SA	7,710	15,684	1.56
Meritz Financial Group	135	9,995	0.99
National Bank of Greece	1,112	9,514	0.95
Powszechny Zaklad Ubezpiecze	814	8,918	0.89
		58,368
Food Products
Gruma S.A.B De CV, Class B	315	5,868	0.58
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance
BB Seguridade Participacoes SA	1,009	$6,581	0.65%
Marine Transportation
Evergreen Marine Corp.	1,281	8,132	0.81
Metals & Mining
Vale SA	3,053	35,626	3.54
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	2,211	15,958	1.59
Passenger Airlines
Turk Hava Yollari AO Co.	682	5,679	0.57
Pharmaceuticals
PT Kalbe Farma TBK	55,893	6,355	0.63
Richter Gedeon Nyrt	384	11,841	1.18
		18,196
Real Estate Management & Development
Emaar Properties PJSC	3,350	7,952	0.79
Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	1,810	26,927	2.68
Technology Hardware, Storage & Peripherals
Asustek Computer, Inc.	2,591	45,243	4.50
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Lite-On Technology Corp.	7,877	$24,753	2.46%
Pegatron Corp.	7,268	23,643	2.35
Samsung Electronics Co. Ltd.	3,027	117,183	11.66
Samsung Electronics- Mechanics Co. Ltd.	206	20,767	2.07
Wistron Corp.	10,309	32,883	3.27
		264,472
Total Common Stocks - Long		$808,015
Preferred Stocks - Long
Independent Power & Renewable Electricity Producers
Cia Energetica DE Minas Gerais	4,044	8,472	0.84
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	2,677	17,717	1.76
Total Preferred Stocks - Long		$26,189

Total Investments		$834,204

(d)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Rheinmetall AG	150	$72,782	6.86%
Air Freight & Logistics
Fraport AG	313	15,671	1.48
Building Products
Cie de Saint-Gobain SA	1,181	96,475	9.09
Kingspan Group PLC	577	48,710	4.59
		145,185
Construction & Engineering
Bouygues SA	957	28,767	2.71
Eiffage SA	356	30,873	2.91
Vinci SA	1,089	114,303	10.77
		173,943
Consumer Staples Distribution & Retail
Basic Fit NV	326	7,633	0.72
Distributors
D'ieteren Group	134	25,476	2.40
Hotels, Restaurants & Leisure
La Francaise des Jeux SAEM	504	18,614	1.75
Interactive Media & Services
Scout24 SE	461	35,650	3.36
IT Services
Bechtle AG	477	19,144	1.80
Capgemini SE	406	78,668	7.41
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Exclusive Networks	89	$2,114	0.20%
Indra Sistemas SA	958	15,792	1.49
		115,718
Machinery
Iveco Group NV	2,828	25,506	2.40
Media
ProSiebenSat.1 Media SE	1,885	10,969	1.03
Vivendi SE	3,420	35,496	3.34
		46,465
Paper & Forest Products
Stora Enso OYJ	2,879	33,114	3.12
Passenger Airlines
Deutsche Lufthansa AG	3,894	25,620	2.41
Professional Services
Randstad NV	627	27,968	2.63
Specialty Retail
Industria de Diseno Textil SA	2,512	133,467	12.57
Zalando SE	1,570	46,496	4.38
		179,963
Transportation Infrastructure
Aena SME SA	263	51,874	4.89
Aeroports de Paris SA	249	28,721	2.71
Getlink SE	1,986	31,815	3.00
		112,410
Total Common Stocks - Long		$1,061,718
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
FedEx Corp.	60	$16,369	1.46%
United Parcel Service, Inc., Class B	182	24,781	2.21
		41,150
Building Products
Trane Technologies PLC	57	22,136	1.98
Chemicals
Sherwin-Williams Co.	62	23,665	2.11
Commercial Services & Supplies
Cintas Corp.	92	18,941	1.69
Copart, Inc.	215	11,262	1.01
Republic Services, Inc.	56	11,247	1.00
Waste Connections, Inc.	65	11,550	1.03
Waste Management, Inc.	102	21,205	1.89
		74,205
Communications Equipment
Arista Networks, Inc.	66	25,259	2.26
Construction & Engineering
Quanta Services, Inc.	37	10,982	0.98
Construction Materials
Martin Marietta Materials, Inc.	16	8,399	0.75
Vulcan Materials Co.	33	8,308	0.74
		16,707
Electronic Equipment, Instruments & Components
CDW Corp.	34	7,603	0.68
Entertainment
Walt Disney Co.	475	45,681	4.08
Ground Transportation
CSX Corp.	507	17,516	1.56
Norfolk Southern Corp.	58	14,335	1.28
Old Dominion Freight Line, Inc.	50	9,958	0.89
Union Pacific Corp.	155	38,265	3.42
		80,074
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	61	8,652	0.77
Hilton Worldwide Holdings, Inc.	66	15,156	1.35
Marriott International, Inc., Class A	64	16,007	1.43
Starbucks Corp.	292	28,468	2.54
		68,283
Household Durables
D.R. Horton, Inc.	76	14,446	1.29
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Lennar Corp., Class A	61	$11,493	1.03%
NVR, Inc.	1	7,963	0.71
PulteGroup, Inc.	55	7,913	0.71
		41,815
IT Services
Cognizant Technology Solutions Corp., Class A	128	9,892	0.88
Snowflake, Inc., Class A	70	8,089	0.72
		17,981
Media
Charter Communications, Inc., Class A	25	8,213	0.73
Comcast Corp., Class A	1,047	43,715	3.90
		51,928
Professional Services
Automatic Data Processing, Inc.	105	29,053	2.59
Equifax, Inc.	31	9,123	0.81
Verisk Analytics, Inc.	36	9,736	0.87
		47,912
Software
Crowdstrike Holdings, Inc., Class A	53	14,819	1.32
Datadog, Inc., Class A	64	7,372	0.66
Fair Isaac Corp.	6	11,660	1.04
Roper Technologies, Inc.	27	15,006	1.34
Workday, Inc., Class A	52	12,627	1.13
		61,484
Specialty Retail
AutoZone, Inc.	5	14,279	1.28
Home Depot, Inc.	247	99,947	8.93
Lowe's Cos., Inc.	144	38,994	3.48
O'Reilly Automotive, Inc.	15	17,339	1.55
Ross Stores, Inc.	85	12,843	1.15
TJX Cos., Inc.	286	33,590	3.00
Tractor Supply Co.	28	8,199	0.73
		225,191
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	30	8,016	0.72
Trading Companies & Distributors
Fastenal Co.	143	10,191	0.91
United Rentals, Inc.	17	13,996	1.25
WW Grainger, Inc.	11	11,754	1.05
		35,941
Total Common Stocks - Long		$906,013

(f)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobiles
Honda Motor Co. Ltd.	644,383	$6,787,351	2.64%
Mazda Motor Corp.	905,430	6,769,176	2.64
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Nissan Motor Co. Ltd.	2,454,057	$6,901,545	2.69%
Subaru Corp.	401,332	6,959,940	2.71
		27,418,012
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
Mizuho Financial Group, Inc.	341,727	$7,010,290	2.73%
Shizuoka Financial Group, Inc.	764,469	6,647,440	2.59
		13,657,730
Beverages
Asahi Group Holdings Ltd.	515,148	6,761,524	2.63
Kirin Holdings Co. Ltd.	431,636	6,592,765	2.57
		13,354,289
Capital Markets
Nomura Holdings, Inc.	1,263,211	6,557,834	2.56
SBI Holdings, Inc.	292,362	6,730,933	2.62
		13,288,767
Consumer Staples Distribution & Retail
Seven & i Holdings Co. Ltd.	435,296	6,530,049	2.54
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	6,329,117	6,491,775	2.53
Electric Utilities
Kansai Electric Power Co., Inc.	400,346	6,629,530	2.58
Electronic Equipment, Instruments & Components
Kyocera Corp.	563,027	6,530,381	2.54
Household Durables
Panasonic Holdings Corp.	781,917	6,790,949	2.65
Machinery
Hitachi Construction Machinery Co. Ltd.	281,318	6,822,637	2.66
Komatsu Ltd.	256,271	7,101,526	2.77
Kubota Corp.	488,488	6,932,084	2.70
Toyota Industries Corp.	89,039	6,858,968	2.67
		27,715,215
Marine Transportation
Nippon Yusen KK	193,990	7,075,378	2.76
Media
Dentsu Group, Inc.	223,316	6,876,413	2.68
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Metals & Mining
JFE Holdings, Inc.	507,910	$6,808,432	2.65%
Nippon Steel Corp.	313,100	6,996,188	2.73
		13,804,620
Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	492,069	6,572,024	2.56
Shionogi & Co. Ltd.	442,602	6,350,498	2.47
Takeda Pharmaceutical Co. Ltd.	222,924	6,390,852	2.49
		19,313,374
Real Estate Management & Development
Daiwa House Industry Co. Ltd.	205,763	6,476,823	2.52
Nomura Real Estate Holdings, Inc.	241,391	6,461,506	2.52
		12,938,329
Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.	464,015	6,740,421	2.63
Rohm Co. Ltd.	627,413	7,040,452	2.74
		13,780,873
Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	339,342	6,591,481	2.57
Canon, Inc.	198,875	6,535,132	2.55
Ricoh Co. Ltd.	624,226	6,727,721	2.62
Seiko Epson Corp.	366,099	6,751,817	2.63
		26,606,151
Trading Companies & Distributors
Marubeni Corp.	425,355	6,954,512	2.71
Mitsui & Co. Ltd.	332,479	7,382,729	2.88
Sumitomo Corp.	300,999	6,717,365	2.62
Toyota Tsusho Corp.	375,318	6,778,919	2.64
		27,833,525
Total Common Stocks - Long		$256,635,360

(g)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
BorgWarner, Inc.	1,238	$44,936	0.45%
Chemicals
Celanese Corp.	332	45,159	0.46
FMC Corp.	668	44,046	0.45
Mosaic Co.	1,663	44,536	0.45
Pediatrix Medical Group, Inc.	4,018	46,565	0.47
		180,306
Consumer Staples Distribution & Retail
Kohl's Corp.	2,260	47,681	0.48
Walgreens Boots Alliance, Inc.	4,891	43,822	0.44
		91,503
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Diversified REITs
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8,008	$45,162	0.46%
Electric Utilities
NRG Energy, Inc.	480	43,772	0.44
Electrical Equipment
Energizer Holdings, Inc.	1,441	45,753	0.46
Whirlpool Corporation	413	44,184	0.45
		89,937
Ground Transportation
FedEx Corp.	163	44,718	0.45
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Equipment & Supplies
Integra LifeSciences Holdings Corp.	2,421	$43,992	0.44%
Topgolf Callaway Brands	3,967	43,557	0.44
		87,549
Health Care Providers & Services
CVS Health Corp.	734	46,142	0.47
Pacira Biosciences, Inc.	2,962	44,574	0.45
Varex Imaging Corp.	3,684	43,918	0.44
		134,634
Hotels, Restaurants & Leisure
Dine Brands Global, Inc.	1,429	44,626	0.45
Jack in the Box Inc.	957	44,532	0.45
MGM Resorts International	1,148	44,872	0.45
		134,030
Household Durables
Helen of Troy Ltd.	705	43,607	0.44
Newell Brands, Inc.	5,830	44,772	0.45
SpartanNash	1,962	43,964	0.44
		132,343
Machinery
AGCO Corp.	448	43,816	0.44
CNH Industrial NV	3,931	43,630	0.44
		87,446
Media
AMC Networks Inc., Class A	5,403	46,956	0.47
TEGNA Inc.	2,862	45,169	0.46
		92,125
Metals & Mining
Alpha Metallurgical Resources, Inc.	198	46,816	0.47
Arch Resources, Inc.	329	45,441	0.46
Minerals Technologies, Inc.	574	44,350	0.45
Peabody Energy	1,791	47,528	0.48
SunCoke Energy, Inc.	5,179	44,957	0.45
		229,092
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Passenger Airlines
United Airlines Holdings, Inc.	812	$46,318	0.47%
Pharmaceuticals
Bristol-Myers Squibb Co.	847	43,820	0.44
Owens & Minor Inc.,	2,794	43,833	0.44
		87,653
Semiconductors & Semiconductor Equipment
Diodes, Inc.	713	45,675	0.46
Intel Corp.	1,881	44,122	0.45
Photronics Inc.	1,796	44,475	0.45
Veeco Instruments, Inc.	1,328	43,987	0.44
		178,259
Software
A10 Networks, Inc.	3,056	44,133	0.45
CSG Systems, Inc.	899	43,753	0.44
Progress Software Corp.	741	49,918	0.50
RingCentral, Inc., Class A	1,392	44,044	0.45
Teradata Corp.	1,445	43,845	0.44
		225,693
Specialty Retail
Asbury Automotive Group, Inc.	186	44,458	0.45
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	2,253	46,099	0.47
Textiles, Apparel & Luxury Goods
Designer Brands, Inc., Class A	6,239	46,043	0.47
Guess, Inc.	2,189	44,055	0.45
PVH Corp.	436	43,971	0.44
Signet Jewelers Limited	438	45,186	0.46
		179,255
Total Common Stocks - Long		$2,245,288

(h)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Expeditors International of Washington, Inc.	360	$47,283	0.45%
Automobiles
Tesla, Inc.	182	47,528	0.45
Capital Markets
MSCI, Inc.	81	47,111	0.45
Chemicals
Air Products & Chemicals, Inc.	155	46,079	0.44
Hawkins, Inc.	374	47,682	0.45
		93,761
Construction & Engineering
Exponent, Inc.	407	46,902	0.45
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Consumer Staples Distribution & Retail
Sprouts Farmers Market, Inc.	418	$46,117	0.44%
Distributors
XPEL, Inc.	1,072	46,505	0.44
Diversified Consumer Services
Duolingo, Inc.	168	47,329	0.45
Electric Utilities
Eversource Energy	678	46,119	0.44
Southern Copper Corp.	426	49,261	0.47
		95,380
Electrical Equipment
Vertiv Holdings Co., Class A	470	46,729	0.45
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Entertainment
Liberty Media Corp. - Liberty Formula One, Class A	1,060	$52,477	0.50%
Liberty Media Corp. - Liberty Formula One, Class C	1,041	53,429	0.51
		105,906
Ground Transportation
RXO, Inc.	1,701	47,616	0.45
Health Care Providers & Services
Chemed Corp.	77	46,063	0.44
CorVel Corp.	142	46,366	0.44
		92,429
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	323	46,171	0.44
Household Products
SharkNinja, Inc.	431	46,813	0.45
Insurance
Ryan Specialty Holdings, Inc.	702	46,635	0.44
Internet & Catalog Retail
Cogent Communications	620	47,105	0.45
IT Services
Snowflake, Inc., Class A	401	46,116	0.44
Life Sciences Tools & Services
Repligen Corp.	321	47,702	0.45
Machinery
Cognex Corp.	1,142	46,257	0.44
Crane Co.	296	46,787	0.45
Graco, Inc.	527	46,093	0.44
IDEX Corp.	215	46,127	0.44
Illinois Tool Works, Inc.	176	46,160	0.44
Nordson Corp.	177	46,419	0.44
		277,843
Metals & Mining
MP Materials Corp.	3,189	56,283	0.54
Oil, Gas & Consumable Fuels
Green Plains, Inc.	3,470	46,980	0.45
Passenger Airlines
JetBlue Pass-Through Trust	7,814	51,263	0.49
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Pharmaceuticals
AptarGroup, Inc.	289	$46,349	0.44%
Corcept Therapeutics, Inc.	1,053	48,751	0.46
		95,100
Professional Services
Dayforce, Inc.	761	46,582	0.44
Retail REITs
Acadia Realty Trust	1,963	46,090	0.44
Tanger, Inc.	1,403	46,556	0.44
		92,646
Semiconductors & Semiconductor Equipment
Astera Labs, Inc.	889	46,587	0.44
Monolithic Power Systems, Inc.	51	46,706	0.45
NVIDIA Corp.	389	47,215	0.45
SiTime	276	47,314	0.45
		187,822
Software
Guidewire Software, Inc.	259	47,357	0.45
MicroStrategy, Inc., Class A	303	51,021	0.49
		98,378
Specialty Retail
Floor & Décor Holdings. Inc., Class A	377	46,792	0.45
Wayfair, Inc., Class A	853	47,929	0.46
		94,721
Technology Hardware, Storage & Peripherals
Apple, Inc.	199	46,303	0.44
Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	295	47,079	0.45
NIKE, Inc., Class B	525	46,380	0.44
Under Armour, Inc., Class A	5,836	51,995	0.50
		145,454
Wireless Telecommunication Services
Arlo Technologies, Inc.	3,804	46,067	0.44
Total Common Stocks - Long		$2,376,580

(i)	The significant reference entities underlying the corresponding total return swap as of September 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
Sumitomo Mitsui Trust Holdings, Inc.	291,382	$6,903,824	2.56%
Capital Markets
Japan Exchange Group, Inc.	578,930	7,505,652	2.78
Chemicals
Nippon Sanso Holdings Corp.	187,838	6,841,820	2.54
Shin-Etsu Chemical Co. Ltd.	173,477	7,244,791	2.69
		14,086,611
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Commercial Services & Supplies
Secom Co. Ltd.	176,789	$6,539,405	2.43%
Consumer Staples Distribution & Retail
Kobe Bussan Co. Ltd.	214,008	6,764,763	2.51
Electronic Equipment, Instruments & Components
Keyence Corp.	14,818	7,077,716	2.62
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Entertainment
Capcom Co. Ltd.	303,609	$7,059,889	2.62%
Konami Group Corp.	70,637	7,178,662	2.66
		14,238,551
Food Products
Ajinomoto Co., Inc.	182,708	7,080,071	2.63
Gas Utilities
Tokyo Gas Co. Ltd.	290,439	6,771,904	2.51
Health Care Equipment & Supplies
Hoya Corp.	50,767	7,018,097	2.60
Hotels, Restaurants & Leisure
Oriental Land Co. Ltd.	250,607	6,475,309	2.40
Household Products
Unicharm Corp.	192,670	6,977,430	2.59
Industrial Conglomerates
Hitachi Ltd.	286,697	7,574,065	2.81
Industrial REITs
Nippon Prologis, Inc.	3,651	6,280,102	2.33
Insurance
MS&AD Insurance Group Holdings, Inc.	313,537	7,295,135	2.71
Tokio Marine Holdings, Inc.	198,415	7,252,021	2.69
		14,547,156
IT Services
Nomura Research Institute Ltd.	191,390	7,087,528	2.63
OBIC Co. Ltd.	190,389	6,712,548	2.49
		13,800,076
Leisure Products
Shimano, Inc.	38,843	7,374,062	2.73
Machinery
Daifuku Co. Ltd.	372,491	7,187,213	2.67
FANUC Corp.	258,698	7,573,671	2.81
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Mitsubishi Heavy Industries Ltd.	535,874	$7,928,420	2.94%
SMC Corp.	16,397	7,292,073	2.70
Yaskawa Electric Corp.	223,143	7,792,563	2.89
		37,773,940
Office REITs
Nippon Building Fund, Inc.	7,238	6,665,929	2.47
Pharmaceuticals
Chugai Pharmaceutical Co. Ltd.	142,565	6,905,146	2.56
Daiichi Sankyo Co. Ltd.	196,878	6,477,783	2.40
		13,382,929
Professional Services
Recruit Holdings Co. Ltd.	113,456	6,900,758	2.56
Semiconductors & Semiconductor Equipment
Advantest Corp.	162,279	7,643,406	2.83
Disco Corp.	28,642	7,502,728	2.78
Lasertec Corp.	43,877	7,236,618	2.68
		22,382,752
Software
Trend Micro, Inc.	110,098	6,528,057	2.42
Specialty Retail
Fast Retailing Co. Ltd.	22,341	7,402,308	2.75
ZOZO, Inc.	198,814	7,242,993	2.69
		14,645,301
Textiles, Apparel & Luxury Goods
Asics Corp.	358,866	7,524,845	2.79
Trading Companies & Distributors
MonotaRO Co. Ltd.	407,950	6,833,853	2.53
Total Common Stocks - Long		$269,653,158
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	164	12/31/2024	$18,041,277	$18,020,781	$—	$(20,496)
10-Year Korea Government Bonds	68	12/17/2024	6,111,201	6,103,724	—	(7,477)
10-Year U.S. Treasury Notes	13	12/19/2024	1,486,794	1,485,656	—	(1,138)
30-Year U.S. Treasury Bonds	45	12/19/2024	5,597,978	5,588,438	—	(9,540)
Brent Crude Oil(N)	53	10/31/2024	3,961,360	3,800,100	—	(161,260)
EURO-BUXL	4	12/06/2024	601,774	606,800	5,026	—
German Euro Schatz	138	12/06/2024	16,396,236	16,463,647	67,411	—
IFSC NIFTY 50 Index	113	10/31/2024	5,912,313	5,877,469	—	(34,844)
U.K. Gilt	3	12/27/2024	396,095	394,788	—	(1,307)
Total					$72,437	$(236,062)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(8)	12/31/2024	$(1,669,594)	$(1,665,938)	$3,656	$—
10-Year Australia Treasury Bonds	(23)	12/16/2024	(1,859,801)	(1,850,823)	8,978	—
10-Year Euro Bund	(67)	12/06/2024	(9,966,179)	(10,062,470)	—	(96,291)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(228)	12/19/2024	$(27,077,761)	$(26,971,688)	$106,073	$—
EURO STOXX 50® Index	(295)	12/20/2024	(16,035,343)	(16,517,468)	—	(482,125)
FTSE 100 Index	(14)	12/20/2024	(1,561,482)	(1,551,384)	10,098	—
Gold 100 oz(N)	(44)	12/27/2024	(11,828,452)	(11,701,360)	127,092	—
KOSPI 200 Index	(60)	12/12/2024	(3,922,780)	(3,990,594)	—	(67,814)
MSCI Emerging Markets Index	(209)	12/20/2024	(11,622,473)	(12,254,715)	—	(632,242)
Nikkei 225 Index	(33)	12/12/2024	(4,226,794)	(4,375,700)	—	(148,906)
S&P 500® E-Mini Index	(45)	12/20/2024	(13,084,889)	(13,082,063)	2,826	—
S&P/TSX 60 Index	(4)	12/19/2024	(838,173)	(854,390)	—	(16,217)
U.S. Treasury Ultra Bonds	(27)	12/19/2024	(3,643,542)	(3,593,531)	50,011	—
Total					$308,734	$(1,443,595)
Total Futures Contracts					$381,171	$(1,679,657)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	10/22/2024	USD	55,256	EUR	49,818	$—	$(253)
ANZ	10/22/2024	AUD	2,063,032	USD	1,411,553	15,262	—
ANZ	10/22/2024	JPY	7,823,000	USD	54,694	—	(81)
BCLY	10/22/2024	USD	650,509	AUD	978,121	—	(25,970)
BCLY	10/22/2024	USD	4,150,082	GBP	3,211,582	—	(143,596)
BCLY	10/22/2024	USD	216,101	HUF	76,821,220	1,058	—
BCLY	10/22/2024	USD	706,647	KRW	941,515,315	—	(14,358)
BCLY	10/22/2024	USD	601,760	MYR	2,790,000	—	(75,739)
BCLY	10/22/2024	USD	290,801	PEN	1,099,226	—	(5,620)
BCLY	10/22/2024	CNY	16,617,000	USD	2,331,458	42,137	—
BCLY	10/22/2024	HUF	73,430,320	USD	204,013	1,538	—
BCLY	10/22/2024	JPY	3,331,931,521	USD	21,458,565	1,801,882	—
BCLY	10/22/2024	MYR	542,073	USD	129,490	2,142	—
BCLY	12/19/2024	USD	304,273	AUD	449,320	—	(6,616)
BCLY	12/19/2024	USD	331,907	GBP	251,633	—	(4,452)
BCLY	12/19/2024	USD	90,996	HKD	707,036	—	(50)
BCLY	12/19/2024	USD	35,047	SGD	45,202	—	(263)
BCLY	12/19/2024	EUR	506,163	USD	565,157	124	—
BCLY	12/19/2024	ILS	130,894	USD	34,731	468	—
BCLY	12/19/2024	SGD	904,171	USD	707,598	—	(1,290)
BLCY	04/06/2026	USD	490,547	TRY	26,202,556	14,043	—
BLCY	04/06/2026	TRY	210,424,930	USD	3,626,140	200,521	—
BNP	10/22/2024	USD	1,844,252	AUD	2,812,765	—	(101,087)
BNP	10/22/2024	USD	153,725	EUR	138,273	—	(346)
BNP	10/22/2024	USD	325,791	GBP	253,197	—	(12,718)
BNP	10/22/2024	USD	270,922	IDR	4,120,722,653	—	(988)
BNP	10/22/2024	USD	1,816,160	JPY	264,873,379	—	(32,940)
BNP	10/22/2024	AUD	89,305	USD	60,283	1,481	—
BNP	10/22/2024	CAD	72,730	USD	53,921	—	(115)
BNP	10/22/2024	CNY	55,147,764	USD	7,904,223	—	(26,840)
BNP	10/22/2024	EUR	276,546	USD	307,196	947	—
BNP	10/22/2024	GBP	174,752	USD	225,085	8,547	—
BNP	10/22/2024	KRW	6,093,274,834	USD	4,437,023	229,162	—
BNP	10/22/2024	PLN	1,856,738	USD	470,870	11,283	—
BNP	10/22/2024	SGD	486,492	USD	363,523	15,452	—
BNP	12/19/2024	USD	640,833	CHF	536,954	690	—
BNP	12/19/2024	USD	6,707,542	EUR	5,983,883	24,768	—
BNP	12/19/2024	USD	999,398	GBP	757,693	—	(13,412)
BNP	12/19/2024	USD	152,217	HKD	1,182,834	—	(98)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	12/19/2024	USD	1,835,990	JPY	256,996,432	$28,009	$—
BNP	12/19/2024	AUD	1,727,488	USD	1,199,386	—	(4,123)
BNP	12/19/2024	CLP	185,762,384	USD	195,655	10,780	—
BNP	12/19/2024	CNH	2,943,603	USD	417,526	5,310	—
BNP	12/19/2024	COP	437,501,613	USD	101,414	1,549	—
BNP	12/19/2024	CZK	2,606,976	USD	115,792	—	(447)
BNP	12/19/2024	EUR	2,372,343	USD	2,648,910	512	—
BNP	12/19/2024	EUR	12,869,873	USD	14,386,382	—	(13,362)
BNP	12/19/2024	HKD	11,964,456	USD	1,542,006	—	(1,325)
BNP	12/19/2024	JPY	691,110,416	USD	4,877,428	—	(15,435)
BNP	12/19/2024	SEK	1,790,392	USD	176,622	375	—
BNY	12/19/2024	USD	291,831	AUD	430,852	—	(6,279)
BOA	10/22/2024	USD	577,546	CNH	4,020,000	2,697	—
BOA	10/22/2024	USD	1,484,873	DKK	10,018,696	—	(13,096)
BOA	10/22/2024	USD	423,422	MXN	8,260,021	5,425	—
BOA	10/22/2024	USD	388,769	SGD	500,930	—	(1,453)
BOA	10/22/2024	USD	223,140	THB	8,051,431	—	(27,484)
BOA	10/22/2024	CHF	2,359,268	USD	2,691,231	103,989	—
BOA	10/22/2024	SEK	16,352,778	USD	1,548,573	63,457	—
BOA	10/22/2024	SGD	14,438	USD	10,779	468	—
BOA	12/19/2024	USD	279,167	PLN	1,074,080	816	—
CA	10/22/2024	USD	5,909,968	JPY	844,320,000	15,710	—
CA	10/22/2024	USD	146,762	NZD	233,869	—	(1,826)
CITI	10/22/2024	USD	4,020,678	CNY	28,000,000	21,119	—
CITI	10/22/2024	USD	300,483	DKK	2,009,930	—	(36)
CITI	10/22/2024	EUR	1,346,998	USD	1,468,141	32,756	—
GSI	10/22/2024	USD	643,662	JPY	92,280,000	—	(551)
GSI	10/22/2024	EUR	270,261	USD	294,295	6,844	—
GSI	10/22/2024	IDR	4,120,722,653	USD	254,869	17,041	—
GSI	10/22/2024	NOK	2,802,623	USD	259,598	6,046	—
GSI	10/22/2024	RON	1,821,720	USD	398,774	8,666	—
GSI	12/19/2024	USD	9,286,849	BRL	53,196,929	—	(386,440)
GSI	12/19/2024	USD	8,498	DKK	56,765	—	(14)
GSI	12/19/2024	USD	340,756	GBP	258,525	—	(4,815)
GSI	12/19/2024	USD	1,713,084	JPY	244,537,603	—	(7,249)
GSI	12/19/2024	USD	5,520,335	KRW	7,360,318,405	—	(134,850)
GSI	12/19/2024	USD	15,158	MYR	65,580	—	(807)
GSI	12/19/2024	USD	12,070	NOK	127,815	—	(47)
GSI	12/19/2024	BRL	55,605,901	USD	9,950,949	160,386	—
GSI	12/19/2024	BRL	2,177,307	USD	396,210	—	(291)
GSI	12/19/2024	EUR	278,386	USD	310,661	239	—
GSI	12/19/2024	INR	467,185,931	USD	5,545,530	7,289	—
GSI	12/19/2024	INR	31,825,990	USD	378,565	—	(292)
GSI	12/19/2024	KRW	878,737,448	USD	671,043	4,121	—
GSI	12/19/2024	SEK	2,369,503	USD	233,548	700	—
GSI	12/19/2024	ZAR	13,637,842	USD	787,202	—	(3,215)
GSI	12/23/2024	USD	4,502,442	TRY	190,543,352	—	(584,103)
GSI	12/23/2024	TRY	190,543,352	USD	4,869,495	217,050	—
GSI	04/06/2026	USD	485,984	TRY	26,602,785	2,202	—
GSI	04/06/2026	TRY	490,625,761	USD	8,671,655	250,570	—
GSI	04/06/2026	TRY	204,992,393	USD	3,764,782	—	(36,914)
HSBC	10/22/2024	CAD	2,566,536	USD	1,900,676	—	(1,968)
HSBC	10/22/2024	CNH	4,020,000	USD	570,719	4,130	—
HSBC	10/22/2024	GBP	2,018,173	USD	2,692,905	5,263	—
HSBC	10/22/2024	NZD	8,607	USD	5,396	73	—
JPM	10/22/2024	USD	1,227,835	EUR	1,130,000	—	(31,271)
JPM	10/22/2024	USD	3,406,838	JPY	503,721,035	—	(109,675)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/22/2024	USD	102,703	SEK	1,045,415	$—	$(353)
JPM	10/22/2024	AUD	105,525	USD	70,296	2,686	—
JPM	10/22/2024	DKK	2,937,717	USD	431,447	7,793	—
JPM	10/22/2024	MXN	8,260,021	USD	455,675	—	(37,679)
JPM	10/22/2024	NZD	577,741	USD	349,382	17,682	—
JPM	12/19/2024	USD	654,021	AUD	965,804	—	(14,227)
JPM	12/19/2024	USD	1,063,011	CAD	1,441,000	—	(4,686)
JPM	12/19/2024	USD	104,236	CHF	87,336	117	—
JPM	12/19/2024	USD	261,697	DKK	1,747,128	—	(288)
JPM	12/19/2024	USD	1,009,952	GBP	760,094	—	(6,066)
JPM	12/19/2024	USD	42,738	HKD	332,071	—	(23)
JPM	12/19/2024	USD	467,182	JPY	65,397,506	7,108	—
JPM	12/19/2024	USD	162,301	NZD	262,043	—	(4,197)
JPM	12/19/2024	USD	263,244	SEK	2,666,373	—	(352)
JPM	12/19/2024	USD	576,996	SGD	744,101	—	(4,270)
JPM	12/19/2024	ILS	133,729	USD	35,481	480	—
RBC	10/22/2024	USD	1,026,789	AUD	1,499,284	—	(10,132)
RBC	10/22/2024	USD	613,847	CHF	518,213	—	(123)
RBC	10/22/2024	USD	225,430	DKK	1,510,000	—	(341)
RBC	10/22/2024	USD	13,725,152	EUR	12,330,000	—	(13,587)
RBC	10/22/2024	USD	192,610	PLN	740,260	381	—
RBC	10/22/2024	EUR	830,000	USD	907,344	17,486	—
SCB	12/19/2024	USD	163,527	HKD	1,270,624	—	(93)
SSB	12/19/2024	USD	96,808	HUF	34,446,259	562	—
SSB	12/19/2024	EUR	134,923	USD	150,649	33	—
SSB	12/19/2024	HUF	52,722,233	USD	147,523	—	(213)
UBS	10/22/2024	USD	456,851	AUD	681,867	—	(14,736)
UBS	10/22/2024	USD	1,124,650	CAD	1,542,390	—	(16,401)
UBS	10/22/2024	USD	1,727,645	CAD	2,330,000	3,925	—
UBS	10/22/2024	USD	326,597	COP	1,326,670,000	12,154	—
UBS	10/22/2024	USD	8,428,373	EUR	7,710,749	—	(163,352)
UBS	10/22/2024	USD	133,880	NOK	1,402,565	939	—
UBS	10/22/2024	EUR	13,583,675	USD	15,110,276	25,374	—
UBS	10/22/2024	HUF	3,390,900	USD	9,445	47	—
UBS	10/22/2024	NOK	926,722	USD	84,533	3,305	—
UBS	10/22/2024	PEN	1,940,000	USD	522,418	729	—
UBS	12/19/2024	USD	141,465	AUD	208,900	—	(3,075)
UBS	12/19/2024	USD	592,757	CAD	801,981	—	(1,465)
UBS	12/19/2024	USD	133,487	CHF	111,845	148	—
UBS	12/19/2024	USD	196,672	CHF	165,681	—	(849)
UBS	12/19/2024	USD	25,040,915	CNY	176,383,194	—	(270,084)
UBS	12/19/2024	USD	21,766	IDR	337,333,091	—	(444)
UBS	12/19/2024	USD	3,342,884	JPY	467,942,314	50,890	—
UBS	12/19/2024	USD	914,200	JPY	130,034,647	—	(599)
UBS	12/19/2024	USD	606,885	MXN	11,870,308	11,474	—
UBS	12/19/2024	USD	276,047	NOK	2,920,252	—	(793)
UBS	12/19/2024	USD	141,214	SGD	182,121	—	(1,053)
UBS	12/19/2024	USD	12,078	THB	400,830	—	(445)
UBS	12/19/2024	USD	8,593,850	TWD	273,189,906	—	(98,483)
UBS	12/19/2024	CAD	1,765,782	USD	1,309,634	—	(1,292)
UBS	12/19/2024	CHF	1,003,831	USD	1,198,637	—	(1,894)
UBS	12/19/2024	CNY	217,290,674	USD	31,223,738	—	(42,514)
UBS	12/19/2024	GBP	1,490,400	USD	1,996,762	—	(4,542)
UBS	12/19/2024	ILS	1,429,491	USD	379,261	5,147	—
UBS	12/19/2024	TRY	648,046	USD	17,176	197	—
UBS	12/19/2024	USD	915,891	ZAR	16,275,729	—	(19,738)
WEST	10/22/2024	USD	2,363,234	GBP	1,770,612	—	(3,961)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
WEST	10/22/2024	AUD	61,380	USD	40,878	$1,573	$—
WEST	10/22/2024	JPY	67,000,000	USD	461,883	5,849	—
Total						$3,531,176	$(2,596,550)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	18.0%	$195,376,529
Banks	8.2	89,261,239
U.S. Government Obligations	5.4	58,853,468
U.S. Government Agency Obligations	4.1	44,337,453
Software	2.7	29,217,838
Semiconductors & Semiconductor Equipment	2.6	28,195,563
Mortgage-Backed Securities	2.5	26,462,596
Pharmaceuticals	2.0	21,541,703
Oil, Gas & Consumable Fuels	1.8	19,939,668
Insurance	1.7	18,178,265
Technology Hardware, Storage & Peripherals	1.5	16,508,384
Electric Utilities	1.4	15,139,832
Interactive Media & Services	1.3	14,519,231
Financial Services	1.3	13,965,936
Capital Markets	1.1	11,424,373
Communications Equipment	0.9	10,068,418
Health Care Equipment & Supplies	0.9	9,937,771
Broadline Retail	0.9	9,872,451
Aerospace & Defense	0.8	9,148,544
Chemicals	0.8	8,346,428
Health Care Providers & Services	0.7	7,824,050
Hotels, Restaurants & Leisure	0.7	7,756,434
Automobiles	0.7	7,274,656
Consumer Staples Distribution & Retail	0.7	7,059,340
Machinery	0.6	6,665,701
Metals & Mining	0.6	6,337,745
Biotechnology	0.5	5,860,956
Food Products	0.5	5,860,531
Specialty Retail	0.5	5,330,676
Beverages	0.5	5,036,866
IT Services	0.4	4,411,075
Electrical Equipment	0.4	4,349,442
Textiles, Apparel & Luxury Goods	0.4	4,286,206
Media	0.4	4,030,914
Diversified Telecommunication Services	0.4	3,900,536
Professional Services	0.4	3,900,105
Commercial Services & Supplies	0.4	3,795,206
Life Sciences Tools & Services	0.3	3,657,950
Ground Transportation	0.3	3,581,155
Entertainment	0.3	3,382,117
Household Products	0.3	3,358,138
Real Estate Management & Development	0.3	3,323,829
Personal Care Products	0.3	2,914,164
Multi-Utilities	0.3	2,816,392
Industrial Conglomerates	0.2	2,591,012
Building Products	0.2	2,493,766
Asset-Backed Securities	0.2	2,438,974
Specialized REITs	0.2	2,402,332
Electronic Equipment, Instruments & Components	0.2	2,356,973
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Paper & Forest Products	0.2%	$2,261,100
Internet & Catalog Retail	0.2	2,143,886
Industrial REITs	0.2	2,110,202
Tobacco	0.2	2,090,370
Trading Companies & Distributors	0.2	1,917,891
Diversified REITs	0.2	1,588,931
Air Freight & Logistics	0.1	1,535,625
Construction & Engineering	0.1	1,468,370
Consumer Finance	0.1	1,267,652
Construction Materials	0.1	1,234,646
Household Durables	0.1	1,133,741
Retail REITs	0.1	1,105,721
Residential REITs	0.1	875,865
Wireless Telecommunication Services	0.1	855,279
Containers & Packaging	0.1	711,221
Independent Power & Renewable Electricity Producers	0.1	680,099
Health Care REITs	0.1	626,198
Municipal Government Obligation	0.1	624,950
Energy Equipment & Services	0.1	614,115
Transportation Infrastructure	0.1	470,652
Automobile Components	0.0 (F)	447,487
Gas Utilities	0.0 (F)	360,442
Water Utilities	0.0 (F)	334,709
Distributors	0.0 (F)	240,001
Marine Transportation	0.0 (F)	228,795
Health Care Technology	0.0 (F)	204,336
Passenger Airlines	0.0 (F)	202,551
Office REITs	0.0 (F)	138,981
Diversified Consumer Services	0.0 (F)	68,238
Hotel & Resort REITs	0.0 (F)	56,602
Mortgage Real Estate Investment Trusts	0.0 (F)	45,820
Leisure Products	0.0 (F)	17,557
Investments	74.4	806,954,964
Short-Term Investments	25.6	278,378,175
Total Investments	100.0%	$ 1,085,333,139
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (T)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$247,452,497	$131,593,193	$91,291	$379,136,981
Foreign Government Obligations	—	195,376,529	—	195,376,529
Corporate Debt Securities	—	99,152,405	55,745	99,208,150
U.S. Government Obligations	—	58,853,468	—	58,853,468
U.S. Government Agency Obligations	—	44,337,453	—	44,337,453
Mortgage-Backed Securities	—	26,462,596	—	26,462,596
Asset-Backed Securities	—	2,438,974	—	2,438,974
Municipal Government Obligation	—	624,950	—	624,950
Preferred Stocks	—	511,083	—	511,083
Convertible Bonds	—	4,780	—	4,780
Warrant	—	—	0	0
Short-Term U.S. Government Obligation	—	5,837,676	—	5,837,676
Other Investment Company	4,315,921	—	—	4,315,921
Repurchase Agreement	—	268,224,578	—	268,224,578
Total Investments	$251,768,418	$833,417,685	$147,036	$1,085,333,139
Other Financial Instruments
Centrally Cleared Swap Agreements	$—	$620,339	$—	$620,339
Over-the-Counter Swap Agreements	—	23,404,436	—	23,404,436
Futures Contracts (V)	381,171	—	—	381,171
Forward Foreign Currency Contracts (V)	—	3,531,176	—	3,531,176
Total Other Financial Instruments	$381,171	$27,555,951	$—	$27,937,122
LIABILITIES
Other Financial Instruments
Over-the-Counter Swap Agreements	$—	$(3,703,513)	$—	$(3,703,513)
Futures Contracts (V)	(1,679,657)	—	—	(1,679,657)
Forward Foreign Currency Contracts (V)	—	(2,596,550)	—	(2,596,550)
Total Other Financial Instruments	$(1,679,657)	$(6,300,063)	$—	$(7,979,720)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $10,023,844, collateralized by cash collateral of $4,315,921 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,273,319. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2024, the total value of the securities is $247,096, representing 0.0% of the Portfolio’s net assets.
(E)	Restricted security. At September 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$1	0.0%(F)

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $44,579,569, representing 4.4% of the
Portfolio's net assets.

(H)	Security deemed worthless.
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(I)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2024, the total value of the Regulation S securities is $105,941,121, representing 10.5% of the Portfolio's net assets.

(J)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(K)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(L)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2024; the maturity date disclosed is the ultimate maturity date.
(M)	Perpetual maturity. The date displayed is the next call date.
(N)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(O)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2024.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(P)	Rate disclosed reflects the yield at September 30, 2024.
(Q)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2024, the value of this security is $4,780, representing 0.0% of the Portfolio's net assets.

(R)	Rounds to less than $1 or $(1).
(S)
At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any.
As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return.
As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
USD	United States Dollar
ZAR	South Africa Rand
COUNTERPARTY ABBREVIATION(S):
ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BNY	Bank of New York
BOA	Bank of America, N.A.
CA	Credit Agricole
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG
WEST	Westpac Banking Corp.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BUXL	Bundesanleihen (German Long-Term Debt)
CDI	CHESS Depositary Interests
CLO	Collateralized Loan Obligation
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
KOSPI	Korean Composite Stock Price Index
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust